UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 74.2%
Argentina — 5.0%
Republic of Argentina (B/NR)
	$4,490,000	7.000%		10/03/15	$4,232,324
EUR	3,313,676	7.820		12/31/33	3,464,961
	1,320,000	2.260	(a)	12/31/38	665,878
Republic of Argentina (NR/NR)
	$4,470,000	7.000		04/17/17	4,006,610
EUR	7,514,378	7.820	(b)	12/31/33	7,807,237
	63,000,000	1.985	(b)	12/15/35	10,944,297

					31,121,307

Belarus — 1.6%
Republic of Belarus (B+/B1)
	$9,780,000	8.750		08/03/15	9,975,600

Brazil — 3.6%
Federal Republic of Brazil (BBB-/Baa3)
	6,450,000	5.875		01/15/19	7,159,500
	1,000,000	8.875		10/14/19	1,320,000
	2,630,000	8.250		01/20/34	3,504,475
	2,360,000	5.625		01/07/41	2,342,300
Federal Republic of Brazil (NR/Baa3)
	7,937,000	4.875		01/22/21	8,095,740

					22,422,015

Bulgaria — 0.0%
Republic of Bulgaria (BBB/Baa3)
	180,000	8.250		01/15/15	211,050

Chile — 0.3%
Republic of Chile (A+/Aa3)
	1,750,000	3.875		08/05/20	1,720,392

Colombia — 5.3%
Republic of Colombia (BBB-/Ba1)
	370,000	8.250		12/22/14	433,825
	2,278,000	7.375		01/27/17	2,670,955
	8,160,000	7.375		03/18/19	9,792,000
	9,970,000	7.375		09/18/37	11,814,450
	8,020,000	6.125		01/18/41	8,220,500

					32,931,730

Costa Rica — 0.8%
Republic of Costa Rica (BB+/Baa3)
	3,497,000	9.995		08/01/20	4,790,890

Dominican Republic — 2.1%
Dominican Republic (B/B1)
	5,246,289	9.040		01/23/18	5,954,538
	5,240,000	7.500	(c)	05/06/21	5,633,000
	100,000	7.500		05/06/21	107,500
	1,060,000	8.625		04/20/27	1,187,200

					12,882,238

Egypt(c) — 0.2%
Republic of Egypt (BB+/Ba1)
	100,000	5.750		04/29/20	103,750

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Egypt(c) — (continued)
Republic of Egypt (BB+/Ba1) — (continued)
	$1,160,000	6.875%		04/30/40	$1,223,800

					1,327,550

El Salvador — 0.8%
Republic of El Salvador (BB-/Ba1)
	4,132,000	8.250		04/10/32	4,627,840
	600,000	7.650		06/15/35	630,000

					5,257,840

Gabon — 0.4%
Republic of Gabon (BB-/NR)
	760,000	8.200	(c)	12/12/17	889,200
	1,270,000	8.200		12/12/17	1,485,900

					2,375,100

Georgia — 0.2%
Republic of Georgia (B+/Ba3)
	1,240,000	7.500		04/15/13	1,267,900

Ghana — 0.3%
Republic of Ghana (B/NR)
	1,880,000	8.500		10/04/17	2,110,300

Hungary — 0.2%
Hungary Government Bond (BBB-/Baa3)
EUR	510,000	6.750		07/28/14	691,736
	700,000	5.750		06/11/18	866,844

					1,558,580

Indonesia — 6.8%
Republic of Indonesia (BB/Ba1)
	$4,650,000	6.750		03/10/14	5,219,625
	820,000	7.500		01/15/16	961,450
	1,404,000	6.875		01/17/18	1,628,640
	2,380,000	11.625		03/04/19	3,528,350
	11,629,000	5.875	(c)	03/13/20	12,675,610
	2,780,000	8.500		10/12/35	3,676,550
	3,198,000	7.750	(c)	01/17/38	3,893,565
	9,044,000	7.750		01/17/38	11,011,070

					42,594,860

Iraq — 1.0%
Republic of Iraq (NR/NR)
	7,080,000	5.800		01/15/28	6,451,650

Israel(d) — 1.1%
Israel Treasury Bill - Makam (NR/NR)
ILS	25,000,000	0.000		03/02/11	7,019,587

Ivory Coast(a) — 0.4%
Republic of Ivory Coast (NR/NR)
	$1,000,000	2.500	(c)	12/31/32	420,000
	4,314,000	2.500		12/31/32	1,811,880

					2,231,880

Lebanon — 1.5%
Republic of Lebanon (B/NR)
	600,000	6.375		03/09/20	630,750
	4,360,000	8.250		04/12/21	5,079,400
Republic of Lebanon MTN (B/NR)
	2,527,000	4.000		12/31/17	2,473,301

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Lebanon — (continued)
Republic of Lebanon MTN (NR/NR)
	$870,000	9.000%		03/20/17	$1,054,875

					9,238,326

Malaysia — 0.6%
Malaysia (A-/A3)
	3,500,000	7.500		07/15/11	3,575,926

Mexico — 4.7%
Mexican Bonos (A/Baa1)
MXN	17,956,200	8.500		11/18/38	1,548,506
Mexican Cetes (NR/NR)(d)
	150,260,000	0.000		02/10/11	12,104,021
United Mexican States (A/Baa1)
	85,478,600	10.000		12/05/24	8,628,452
United Mexican States (BBB/Baa1)
	$700,000	7.500		01/14/12	743,750
	540,000	5.875		01/15/14	598,050
	250,000	6.625		03/03/15	287,500
	820,000	7.500		04/08/33	1,006,550
	966,000	6.750		09/27/34	1,089,165
	950,000	6.050	(e)	01/11/40	971,375
	2,820,000	5.750	(e)	10/12/10	2,474,550
United Mexican States (NR/NR)(d)
	374,000	0.000		01/25/11	205,700

					29,657,619

Morocco — 0.5%
Kingdom of Morocco (BBB-/NR)
EUR	2,450,000	4.500		10/05/20	3,127,590

Pakistan — 0.5%
Islamic Republic of Pakistan (B-/B3)
	$1,070,000	6.875	(c)	06/01/17	941,600
	1,320,000	6.875		06/01/17	1,161,600
	1,420,000	7.875		03/31/36	1,093,400

					3,196,600

Panama — 0.0%
Republic of Panama (BBB-/Baa3)
	184,000	7.250		03/15/15	212,520

Peru — 3.1%
Republic of Peru (BBB-/Baa3)
	5,212,000	7.350		07/21/25	6,332,580
	7,598,000	8.750		11/21/33	10,428,255
	111,000	6.550		03/14/37	121,545
	2,400,000	5.625		11/18/50	2,230,177

					19,112,557

Philippines — 5.8%
Republic of Philippines (BB/Ba3)
	3,759,000	8.375		06/17/19	4,858,507
	5,826,000	6.500		01/20/20	6,729,030
	3,565,000	7.500		09/25/24	4,411,688
	1,000,000	9.500	(f)	10/21/24	1,445,000
	2,412,000	9.500		02/02/30	3,473,280
	2,832,000	7.750		01/14/31	3,490,440
	10,016,000	6.375		10/23/34	10,616,960
Republic of Philippines (NR/Ba3)
	1,280,000	4.000		01/15/21	1,235,200

					36,260,105

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Poland — 1.9%
Republic of Poland (A-/A2)
	$7,290,000	3.875%		07/16/15	$7,408,462
	4,100,000	6.375		07/15/19	4,592,000

					12,000,462

Qatar — 0.9%
State of Qatar (AA/Aa2)
	350,000	5.250	(c)	01/20/20	369,250
	5,030,000	5.250		01/20/20	5,306,650

					5,675,900

Romania — 0.3%
Republic of Romania (BB+/Baa3)
EUR	650,000	5.000		03/18/15	855,566
	930,000	6.500		06/18/18	1,277,805

					2,133,371

Russia — 5.5%
Russian Federation (BBB/Baa1)
	$800,000	3.625	(c)	04/29/15	800,000
	28,917,450	7.500	(a)	03/31/30	33,435,802

					34,235,802

Serbia(a) — 0.5%
Republic of Serbia (BB-/NR)
	2,874,667	6.750		11/01/24	2,827,954

South Africa — 5.8%
Republic of South Africa (A+/A3)
ZAR	36,250,000	8.000		12/21/18	5,485,050
Republic of South Africa (BBB+/A3)
	$960,000	6.500		06/02/14	1,080,000
	2,317,000	6.875		05/27/19	2,713,786
	9,422,000	5.500		03/09/20	10,022,653
	1,730,000	5.875		05/30/22	1,872,725
Republic of South Africa (NR/A3)
ZAR	110,620,000	6.750		03/31/21	15,168,416

					36,342,630

South Korea — 0.1%
Republic of Korea (A/A1)
	$640,000	7.125		04/16/19	763,605

Sri Lanka — 0.6%
Republic of Sri Lanka (B+/B1)(c)
	1,650,000	6.250		10/04/20	1,650,000
Republic of Sri Lanka (B+/NR)
	190,000	8.250		10/24/12	206,150
	374,000	7.400		01/22/15	413,270
	1,330,000	7.400	(c)	01/22/15	1,469,650

					3,739,070

Turkey — 5.8%
Republic of Turkey (BB/Ba2)
	11,635,000	5.625		03/30/21	12,187,662
	610,000	7.375		02/05/25	724,375
	3,461,000	11.875		01/15/30	5,948,594
	7,850,000	7.250		03/05/38	9,174,687
	1,947,000	6.750		05/30/40	2,144,134

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Turkey — (continued)
Republic of Turkey (NR/NR)(d)
TRY	9,950,000	0.000%		02/02/11	$6,408,955

					36,588,407

Ukraine — 0.6%
Ukraine Government (B+/B2)
EUR	2,810,000	4.950		10/13/15	3,458,733

United Arab Emirates — 0.3%
Dubai Government Bond (NR/NR)
	$2,060,000	7.750		10/05/20	1,947,730

Uruguay — 1.6%
Republic of Uruguay (BB+/Ba1)
	1,826,907	8.000		11/18/22	2,260,797
	466,000	6.875		09/28/25	531,240
	6,266,000	7.625		03/21/36	7,440,875

					10,232,912

Venezuela — 3.5%
Republic of Venezuela (BB-/B2)
	650,000	5.750		02/26/16	459,875
	1,170,000	13.625		08/15/18	1,134,900
	9,140,000	7.750		10/13/19	6,192,350
	7,371,000	6.000		12/09/20	4,293,607
	7,970,000	8.250		10/13/24	5,120,725
	7,610,000	7.650		04/21/25	4,661,125

					21,862,582

TOTAL SOVEREIGN DEBT OBLIGATIONS					$464,440,870

Corporate Obligations — 21.8%
Brazil — 1.6%
CCL Finance Ltd. (BB/NR)
	$1,058,000	9.500%		08/15/14	$1,216,700
Companhia Energetica de Sao Paulo (NR/Ba1)
BRL	2,216,622	9.750		01/15/15	1,424,157
Independencia International Ltd. (NR/NR)(c)(g)(h)
	$1,277,436	12.000		12/30/16	25,549
Odebrecht Drilling Norbe VIII/IX Ltd. (NR/Baa3)(c)(h)
	4,000,000	6.350		06/30/21	4,184,743
Telemar Norte Leste SA (BBB-/Baa2)(c)(h)
	3,374,000	5.500		10/23/20	3,248,748

					10,099,897

Chile — 1.8%
Banco del Estado de Chile (A+/Aa3)(h)
	280,000	4.125		10/07/20	267,230
	4,670,000	4.125	(c)	10/07/20	4,442,238
Corporacion Nacional del Cobre (A/A1)
	1,160,000	3.750	(c)	11/04/20	1,100,288
	2,995,000	6.150		10/24/36	3,269,701
E-CL SA (BBB-/NR)(c)(h)
	2,070,000	5.625		01/15/21	2,052,507

					11,131,964

Colombia(h) — 0.7%
EEB International Ltd. (BB/NR)
	690,000	8.750	(c)	10/31/14	738,338
	1,020,000	8.750		10/31/14	1,091,457

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Colombia(h) — (continued)
TGI International Ltd. (BB/NR)
$1,440,000	9.500%		10/03/17	$1,609,200
760,000	9.500	(c)	10/03/17	849,945

				4,288,940

Hong Kong(c) — 0.8%
Sinochem Overseas Capital Co. Ltd. (BBB+/Baa1)
1,740,000	4.500		11/12/20	1,718,512
3,500,000	6.300		11/12/40	3,593,721

				5,312,233

Indonesia(h) — 0.5%
Adaro Indonesia PT (NR/Ba1)
2,350,000	7.625	(c)	10/22/19	2,549,750
700,000	7.625		10/22/19	759,500

				3,309,250

Ireland — 0.3%
MTS International Funding Ltd. (BB/Ba2)
1,410,000	8.625		06/22/20	1,602,042

Kazakhstan — 3.1%
Development Bank of Kazakhstan JSC (BBB-/Baa3)(c)
1,700,000	5.500		12/20/15	1,717,000
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)(c)
700,000	6.375		10/06/20	730,625
Kazatomprom (NR/Baa3)
450,000	6.250		05/20/15	477,000
700,000	6.250	(c)	05/20/15	742,000
KazMunaiGaz Finance Sub BV (BBB-/Baa3)
10,000	8.375	(c)	07/02/13	10,988
2,100,000	11.750	(c)	01/23/15	2,606,625
6,750,000	11.750		01/23/15	8,378,437
2,080,000	7.000	(c)	05/05/20	2,163,200
KazMunayGas National Co. (BBB-/Baa3)(c)
2,530,000	6.375		04/09/21	2,507,863

				19,333,738

Luxembourg — 3.2%
Alrosa Finance SA (BB-/Ba3)
1,700,000	7.750	(c)	11/03/20	1,785,618
1,550,000	7.750		11/03/20	1,627,500
Gaz Capital SA for Gazprom (BBB/Baa1)(f)
11,640,000	9.250		04/23/19	14,259,000
Gazprom International SA for Gazprom (BBB+/NR)
2,440,551	7.201		02/01/20	2,586,984

				20,259,102

Malaysia — 0.6%
Petronas Capital Ltd. (A-/A1)
1,630,000	5.250		08/12/19	1,746,476
2,200,000	5.250	(c)	08/12/19	2,357,206

				4,103,682

Mexico(h) — 3.8%
Cemex Finance LLC (B/NR)
3,080,000	9.500		12/14/16	3,173,967
1,900,000	9.500	(c)	12/14/16	1,957,967
Pemex Project Funding Master Trust (BBB/Baa1)
6,296,000	5.750		03/01/18	6,673,760
5,260,000	6.625		06/15/35	5,286,300
Petroleos Mexicanos (BBB/Baa1)
2,572,000	8.000		05/03/19	3,086,400

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Mexico(h) — (continued)
Petroleos Mexicanos (BBB/Baa1) — (continued)
	$3,330,000	5.500%		01/21/21	$3,371,625

					23,550,019

Qatar(h) — 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. II (A/Aa2)
	6,806,004	5.298		09/30/20	7,153,110
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa2)(c)
	180,000	5.500		09/30/14	193,860
	499,632	5.832		09/30/16	540,398

					7,887,368

South Africa(h) — 0.7%
Peermont Proprietary Global Ltd. (B/B3)
EUR	3,670,000	7.750		04/30/14	4,229,890

Turkey — 1.0%
Akbank TAS (NR/Ba1)
	$4,880,000	5.125		07/22/15	4,928,800
	1,270,000	5.125	(c)	07/22/15	1,282,700

					6,211,500

United Arab Emirates(h) — 0.6%
Dolphin Energy Ltd. (NR/A1)
	1,956,548	5.888		06/15/19	2,091,159
	1,568,930	5.888	(c)	06/15/19	1,676,872

					3,768,031

Venezuela — 1.8%
Petroleos de Venezuela SA (B+/NR)(h)
	489,900	5.250		04/12/17	276,794
	8,070,000	8.500	(c)	11/02/17	5,427,075
Petroleos de Venezuela SA (NR/NR)
	7,390,000	4.900		10/28/14	4,581,800
	1,439,000	5.000		10/28/15	815,193

					11,100,862

TOTAL CORPORATE OBLIGATIONS					$136,188,518

Structured Note — 1.8%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	17,777,636	6.000%		08/15/40	$11,349,366

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT					$611,978,754

Short-term Investment(i) — 1.1%
Repurchase Agreement — 1.1%
Joint Repurchase Agreement Account II
	$7,100,000	0.247%		01/03/11	$7,100,000
Maturity Value: $7,100,146

TOTAL INVESTMENTS — 98.9%					$619,078,754

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%					6,980,925

NET ASSETS — 100.0%					$626,059,679

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $80,273,761, which represents approximately 12.8% of net assets as of December 31, 2010.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g) Security is currently in default and/or non-income producing.

(h) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(i) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
EUR	— Euro
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
RUB	— Russian Ruble
TRY	— Turkish Lira
ZAR	— South African Rand

Investment Abbreviations:
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
NR	— Not Rated

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Barclays Bank PLC	USD/CNY	03/17/11	$9,998,869	$242,361
Citibank NA	EUR/USD	01/11/11	3,188,661	5,311
	USD/INR	01/18/11	3,018,165	49,165
	USD/MXN	01/21/11	15,424,752	3,523
	USD/RUB	01/18/11	9,397,517	145,148
Deutsche Bank AG (London)	EUR/USD	01/11/11	25,636,232	198,386
	TRY/USD	02/02/11	6,359,213	191,631
JPMorgan Securities, Inc.	USD/ILS	03/16/11	6,991,471	152,730
Morgan Stanley & Co.	MXN/USD	02/10/11	12,008,593	104,489
	USD/CNY	03/17/11	5,971,808	84,808
Royal Bank of Scotland PLC	USD/MYR	01/18/11	622,489	3,489
UBS AG (London)	USD/CNY	03/17/11	232,840	5,694
	USD/MYR	01/18/11	2,992,019	23,019
	USD/RUB	01/18/11	3,393,878	85,258

TOTAL				$1,295,012

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Barclays Bank PLC	USD/TRY	03/16/11	$3,238,880	$(142,120)
Citibank NA	USD/CNY	03/17/11	4,320,150	(9,850)
	USD/PHP	01/18/11	2,580,249	(5,038)
Credit Suisse International (London)	JPY/USD	03/16/11	5,105,342	(173,342)
Deutsche Bank AG (London)	USD/INR	01/18/11	3,826,838	(22,162)
	MXN/USD	01/21/11	7,723,837	(44,282)
	MXN/USD	03/16/11	16,132,417	(176,769)
HSBC Bank PLC	USD/PHP	01/18/11	732,340	(23,660)
JPMorgan Securities, Inc.	EUR/USD	03/16/11	8,583,504	(116,639)
	ILS/USD	03/16/11	7,010,540	(82,557)
Morgan Stanley & Co.	EUR/USD	03/16/11	13,239,303	(89,576)
	MXN/USD	01/21/11	2,855,283	(13,173)
Royal Bank of Canada	BRL/USD	01/18/11	2,728,713	(66,837)
UBS AG (London)	BRL/USD	01/18/11	9,682,450	(429,369)
	RUB/USD	01/18/11	2,390,929	(29,929)
	ZAR/USD	01/31/11	20,683,382	(758,842)

TOTAL				$(2,184,145)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

2 Year U.S. Treasury Notes	126	March 2011	$27,582,188	$(42,504)
5 Year U.S. Treasury Notes	481	March 2011	56,622,719	(979,225)
10 Year U.S. Treasury Notes	245	March 2011	29,507,188	(791,487)
30 Year U.S. Treasury Bonds	181	March 2011	22,104,625	(565,408)
Ultra Long U.S. Treasury Bond	(97)	March 2011	(12,328,094)	318,793

TOTAL				$(2,059,831)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Citibank NA	BRL	217,420		01/02/12	11.335%	1 month Brazilian Interbank Deposit Average	$(555,792)	$—	$(555,792)
Credit Suisse International (London)	CLP	9,500,000		09/11/12	4.210	6 month Chilean Interbank Camara Rate Average	(79,309)	—	(79,309)
		$2,800	(a)	06/15/41	3 month LIBOR	3.750%	226,523	2,751	223,772
Deutsche Bank Securities, Inc.	KRW	2,601,578		07/06/11	3.620	3 month KWCDC	13,918	—	13,918
		4,346,604		07/07/11	3.626	3 month KWCDC	23,357	—	23,357
	BRL	121,350		01/02/12	11.450	1 month Brazilian Interbank Deposit Average	(277,142)	—	(277,142)
	CLP	10,831,000		09/04/12	4.120	6 month Chilean Interbank Camara Rate Average	(430,450)	—	(430,450)
		$2,600	(a)	06/15/41	3.750	3 month LIBOR	(210,343)	(150,429)	(59,914)
		5,700	(a)	06/15/41	3 month LIBOR	3.750	461,136	56,548	404,588
JPMorgan Securities, Inc.	CLP	3,230,000		07/27/12	4.090	6 month Chilean Interbank Camara Rate Average	(10,971)	—	(10,971)
		3,382,000		07/30/12	4.000	6 month Chilean Interbank Camara Rate Average	(25,394)	—	(25,394)
		8,009,000		09/27/12	4.460	6 month Chilean Interbank Camara Rate Average	18,362	—	18,362
	BRL	85,500		01/02/13	12.260	1 month Brazilian Interbank Deposit Average	38,416	—	38,416

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.	BRL	96,060		01/02/13	12.190%	1 month Brazilian Interbank Deposit Average	$(5,743)	$—	$(5,743)
	CLP	1,000,000		12/15/14	5.260	6 month Chilean Interbank Camara Rate Average	(2,943)	—	(2,943)
		2,080,000		07/19/15	4.970	6 month Chilean Interbank Camara Rate Average	(28,645)	—	(28,645)
		$3,100	(a)	06/15/41	3.750	3 month LIBOR	(250,793)	(176,257)	(74,536)

TOTAL							$(1,095,813)	$(267,387)	$(828,426)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$606,975,940

Gross unrealized gain	23,229,710
Gross unrealized loss	(11,126,896)

Net unrealized security gain	$12,102,814

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — 91.8%
Aerospace — 0.7%
BE Aerospace, Inc. (BB/Ba3)
	$3,625,000	8.500%		07/01/18	$3,951,250
Esterline Technologies Corp. (BB/Ba3)(a)
	3,500,000	7.000		08/01/20	3,622,500
Sequa Corp. (CCC/Caa2)(a)(b)
	5,212,055	13.500		12/01/15	5,576,899
Spirit AeroSystems, Inc. (BB-/Ba3)
	3,000,000	7.500		10/01/17	3,120,000
Spirit Aerosystems, Inc. (BB-/Ba3)(a)
	2,000,000	6.750		12/15/20	2,020,000
TransDigm, Inc. (B-/B3)(a)
	22,875,000	7.750		12/15/18	23,618,437

					41,909,086

Agriculture — 0.8%
JBS USA LLC/JBS USA Finance, Inc. (BB/B1)
	9,250,000	11.625		05/01/14	10,799,375
Smithfield Foods, Inc. (B+/B1)(a)
	3,000,000	10.000		07/15/14	3,465,000
Smithfield Foods, Inc. (B-/Caa1)
	12,500,000	7.750		05/15/13	13,281,250
	13,500,000	7.750		07/01/17	13,972,500
Tereos Europe (BB/B1)
EUR	4,000,000	6.375		04/15/14	5,519,453

					47,037,578

Airlines(a) — 0.3%
Air Canada (B+/B2)
	$15,625,000	9.250		08/01/15	16,445,312
Air Canada (B-/Caa1)
	1,750,000	12.000		02/01/16	1,842,571

					18,287,883

Automotive — 1.8%
FCE Bank PLC (BB-/Ba2)
EUR	10,000,000	7.125		01/16/12	13,757,208
	4,000,000	7.125		01/15/13	5,606,045
Ford Motor Credit Co. LLC (B+/Ba2)
	$6,250,000	7.375		02/01/11	6,257,812
	32,125,000	7.250		10/25/11	33,209,219
	6,750,000	7.000		10/01/13	7,239,375
	19,750,000	7.000		04/15/15	21,083,125
	8,000,000	12.000		05/15/15	10,040,000
Motors Liquidation Co. (NR/WR)(c)
	7,125,000	7.125		07/15/13	2,404,688
	2,000,000	7.700		04/15/16	675,000
	1,000,000	8.800	(d)	03/01/21	340,000
EUR	2,000,000	8.375		07/05/33	952,114
	$14,500,000	8.375		07/15/33	5,201,875

					106,766,461

Automotive Parts — 2.6%
Accuride Corp. (B/B2)(a)
	2,000,000	9.500		08/01/18	2,160,000
Affinia Group, Inc. (CCC+/B3)(a)
	3,500,000	9.000		11/30/14	3,587,500
Allison Transmission, Inc. (CCC+/Caa2)(a)
	4,500,000	11.000		11/01/15	4,893,750
	16,500,000	11.250	(b)	11/01/15	17,861,250

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Automotive Parts — (continued)
American Axle & Manufacturing Holdings, Inc. (B-/B3)
	$3,000,000	7.875%		03/01/17	$3,067,500
American Axle & Manufacturing Holdings, Inc. (BB-/Ba2)(a)
	12,000,000	9.250		01/15/17	13,350,000
American Axle & Manufacturing, Inc. (B-/B3)
	2,250,000	5.250		02/11/14	2,205,000
ArvinMeritor, Inc. (CCC/Caa1)
	10,750,000	10.625		03/15/18	12,040,000
ATU Auto-Teile-Unger Handels GmbH & Co. KG (B-/B3)(a)
EUR	9,125,000	11.000		05/15/14	12,254,705
Lear Corp. (BB+/Ba3)
	$1,000,000	7.875		03/15/18	1,067,500
	1,375,000	8.125		03/15/20	1,498,750
Mark IV USA Lux SCA/Mark IV USA SCA (BB-/Ba3)(a)
EUR	1,375,000	8.875		12/15/17	1,901,722
Navistar International Corp. (BB-/B1)
	$10,625,000	8.250		11/01/21	11,475,000
Pinafore LLC/Pinafore, Inc. (B+/B1)(a)
	8,840,000	9.000		10/01/18	9,591,400
Tenneco, Inc. (B+/B2)
	2,000,000	8.125		11/15/15	2,120,000
	7,500,000	6.875	(a)	12/15/20	7,612,500
The Goodyear Tire & Rubber Co. (B+/B1)
	8,625,000	10.500		05/15/16	9,832,500
	4,250,000	8.250		08/15/20	4,409,375
	6,000,000	8.750		08/15/20	6,375,000
TRW Automotive, Inc. (BB/Ba2)
EUR	5,000,000	6.375		03/15/14	6,948,760
	$4,250,000	7.000	(a)	03/15/14	4,579,375
	2,250,000	7.250	(a)	03/15/17	2,430,000
	3,750,000	8.875	(a)	12/01/17	4,181,250
UCI Holdco, Inc. (CCC+/Caa1)(b)(e)
	8,629,840	9.250		12/15/13	8,608,265

					154,051,102

Building Materials — 1.9%
Associated Materials LLC (B/B3)(a)
	2,000,000	9.125		11/01/17	2,100,000
Atrium Cos., Inc. (NR/WR)(a)(c)
	7,801,452	15.000		12/15/12	117,022
Calcipar SA (B+/B1)(e)
EUR	7,521,000	2.086		07/01/14	9,170,909
CPG International, Inc. (B-/Caa1)
	$5,500,000	10.500		07/01/13	5,610,000
Grohe Holding GMBH (B-/B3)(e)
EUR	13,000,000	3.860		01/15/14	16,677,023
Grohe Holding GMBH (CCC/Caa1)
	24,500,000	8.625		10/01/14	33,639,680
HeidelbergCement AG (BB-/Ba3)
	3,500,000	8.000		01/31/17	4,979,447
	3,250,000	7.500		04/03/20	4,478,805
Interline Brands, Inc. (BB-/B2)(a)
	$2,125,000	7.000		11/15/18	2,151,563
Nortek, Inc. (NR/NR)
	4,017,777	11.000		12/01/13	4,278,933
PLY Gem Industries, Inc. (B-/Caa1)
	10,500,000	11.750		06/15/13	11,208,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (B+/B2)(a)
	2,000,000	8.625		12/01/17	2,075,000
Tutor Perini Corp. (BB-/Ba3)(a)
	6,625,000	7.625		11/01/18	6,674,687
USG Corp. (B/Caa2)
	3,000,000	6.300		11/15/16	2,617,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Building Materials — (continued)
USG Corp. (BB/B2)(a)
	$5,250,000	9.750%	08/01/14	$5,551,875

				111,331,194

Capital Goods — 2.0%
Altra Holdings, Inc. (B+/B1)
	5,000,000	8.125	12/01/16	5,262,500
Amsted Industries, Inc. (BB-/B1)(a)
	6,000,000	8.125	03/15/18	6,367,500
Baldor Electric Co. (B/B3)
	14,500,000	8.625	02/15/17	16,095,000
Mueller Water Products, Inc. (B+/B1)
	2,625,000	8.750	09/01/20	2,900,625
Mueller Water Products, Inc. (CCC+/B3)
	11,520,000	7.375	06/01/17	10,944,000
RBS Global, Inc./Rexnord LLC (B-/Caa1)
	26,000,000	8.500	05/01/18	27,495,000
RBS Global, Inc./Rexnord LLC (CCC+/Caa2)
	17,500,000	11.750	08/01/16	18,637,500
SPX Corp. (BB+/Ba1)
	1,000,000	7.625	12/15/14	1,087,500
Standard Steel LLC/Standard Steel Finance Corp. (B/Caa1)(a)
	5,000,000	12.000	05/01/15	4,937,500
Terex Corp. (B/Caa1)
	7,250,000	8.000	11/15/17	7,358,750
Terex Corp. (BB-/B2)
	12,375,000	10.875	06/01/16	14,231,250
Thermadyne Holdings Corp. (B-/B3)(a)
	2,000,000	9.000	12/15/17	2,050,000
VAC Finanzierung GMBH (B-/Caa1)
EUR	4,000,000	9.250	04/15/16	4,596,872

				121,963,997

Chemicals — 2.5%
CF Industries, Inc. (BB+/B1)
	$3,250,000	6.875	05/01/18	3,477,500
	875,000	7.125	05/01/20	958,125
Cognis GMBH (NR/WR)
EUR	1,625,000	9.500	05/15/14	2,243,146
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	$10,750,000	8.875	02/01/18	11,529,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/Caa1)(a)
	2,000,000	9.000	11/15/20	2,130,000
Huntsman International LLC (B-/B3)
EUR	2,500,000	6.875	11/15/13	3,407,565
	$4,000,000	8.625	03/15/20	4,350,000
	15,750,000	8.625 (a)	03/15/21	17,088,750
Invista (BB-/Ba3)(a)
	355,000	9.250	05/01/12	360,471
KRATON Polymers LLC (B-/B3)
	8,225,000	8.125	01/15/14	8,245,562
LBI Escrow Corp. (BB/Ba2)(a)
	899,000	8.000	11/01/17	997,890
Lyondell Chemical Co. (B/B2)
	7,994,086	11.000	05/01/18	9,053,302
Lyondell Chemical Co. (BB/NR)
EUR	2,500,000	8.000	11/01/17	3,616,362
MacDermid, Inc. (CCC/Caa2)(a)
	$7,750,000	9.500	04/15/17	8,137,500
Momentive Performance Materials, Inc. (CCC/B2)
	5,541,000	12.500	06/15/14	6,192,068

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Chemicals — (continued)
Momentive Performance Materials, Inc. (CCC/Caa1)(a)
EUR	2,500,000	9.500%		01/15/21	$3,449,324
Momentive Performance Materials, Inc. (CCC/Caa2)
	$2,310,000	11.500		12/01/16	2,506,350
Nalco Co. (BB-/Ba2)(a)
	6,750,000	6.625		01/15/19	6,901,875
EUR	2,375,000	6.875		01/15/19	3,277,017
Omnova Solutions, Inc. (B-/B2)(a)
	$4,750,000	7.875		11/01/18	4,785,625
OXEA Finance/Cy SCA (B+/B2)(a)
	4,875,000	9.500		07/15/17	5,291,472
Polypore International, Inc. (B-/B3)(a)
	9,375,000	7.500		11/15/17	9,609,375
Rockwood Specialties Group, Inc. (B/B2)
EUR	21,810,000	7.625		11/15/14	29,800,457
SPCM SA (BB-/B3)(a)
	2,375,000	8.250		06/15/17	3,340,332

					150,749,443

Conglomerates — 0.3%
Park-Ohio Industries, Inc. (CCC+/Caa1)
	$5,000,000	8.375		11/15/14	5,062,500
TriMas Corp. (B-/WR)
	9,000,000	9.750		12/15/17	9,922,500

					14,985,000

Construction Machinery — 0.6%
Case New Holland, Inc. (BB+/Ba3)
	1,500,000	7.750		09/01/13	1,612,500
	8,875,000	7.875	(a)	12/01/17	9,762,500
CNH America LLC (BB+/Ba3)
	953,000	7.250		01/15/16	1,029,240
Dresser-Rand Group, Inc. (BB-/B1)
	10,106,000	7.375		11/01/14	10,383,915
The Manitowoc Co., Inc. (B+/B3)
	5,000,000	9.500		02/15/18	5,475,000
	5,875,000	8.500		11/01/20	6,264,219

					34,527,374

Consumer Products — Household & Leisure — 1.8%
Affinion Group, Inc. (B-/B3)(a)
	14,375,000	7.875		12/15/18	13,943,750
Affinion Group, Inc. (B-/Caa1)
	5,250,000	11.500		10/15/15	5,446,875
	5,375,000	11.625	(a)	11/15/15	5,516,094
Armored Autogroup, Inc. (NR/Caa1)(a)
	10,875,000	9.250		11/01/18	10,820,625
Central Garden & Pet Co. (B/B2)
	6,250,000	8.250		03/01/18	6,390,625
Easton-Bell Sports, Inc. (B-/B2)
	5,500,000	9.750		12/01/16	5,995,000
Elizabeth Arden, Inc. (B/B1)
	3,645,000	7.750		01/15/14	3,695,119
FGI Holding Co., Inc. (B-/B3)(a)(b)
	899,846	11.250		10/01/15	860,478
FGI Operating Co., Inc. (B/Ba3)
	7,250,000	10.250		08/01/15	7,612,500
Jarden Corp. (B/B2)
	7,750,000	7.500		05/01/17	8,166,562
	1,875,000	7.500		01/15/20	1,931,250
Jarden Corp. (BB-/Ba3)
	2,375,000	8.000		05/01/16	2,585,781

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Consumer Products — Household & Leisure — (continued)
Sealy Mattress Co. (BB-/Ba3)(a)
	$1,350,000	10.875%	04/15/16	$1,512,000
Sealy Mattress Co. (CCC+/Caa1)
	13,500,000	8.250	06/15/14	13,753,125
Spectrum Brands Holdings, Inc. (B/B2)(a)
	10,250,000	9.500	06/15/18	11,275,000
Spectrum Brands Holdings, Inc. (CCC+/Caa1)(b)
	5,085,308	12.000	08/28/19	5,682,832
The Scotts Miracle-Gro Co. (BB-/B1)(a)
	1,375,000	6.625	12/15/20	1,375,000
Visant Corp. (B-/Caa1)(a)
	1,000,000	10.000	10/01/17	1,060,000

				107,622,616

Consumer Products — Industrial — 0.0%
JohnsonDiversey, Inc. (B-/B3)
	2,500,000	8.250	11/15/19	2,712,500

Consumer Products — Non Durable — 1.2%
Belvedere SA (NR/WR)(c)
EUR	4,500,000	0.000	05/15/13	1,503,337
Constellation Brands, Inc. (BB/Ba3)
	$3,875,000	8.375	12/15/14	4,185,000
	6,000,000	7.250	09/01/16	6,345,000
	10,000,000	7.250	05/15/17	10,575,000
Prestige Brands, Inc. (B/B3)
	4,125,000	8.250	04/01/18	4,279,687
Prestige Brands, Inc. (B/NR)(a)
	875,000	8.250	04/01/18	907,813
Sally Holdings LLC (B/Caa1)
	16,000,000	10.500	11/15/16	17,560,000
Sally Holdings LLC (BB-/B3)
	14,250,000	9.250	11/15/14	14,962,500
Yankee Acquisition Corp. (B-/B3)
	7,500,000	8.500	02/15/15	7,762,500
Yankee Acquisition Corp. (CCC+/Caa1)
	875,000	9.750	02/15/17	905,625

				68,986,462

Defense — 0.6%
Alliant Techsystems, Inc. (BB-/Ba3)
	6,250,000	6.750	04/01/16	6,468,750
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000	02/01/12	2,005,000
DynCorp International, Inc. (B/B1)(a)
	1,750,000	10.375	07/01/17	1,793,750
L-3 Communications Corp. (BB+/Ba1)
	9,000,000	5.875	01/15/15	9,146,250
	14,625,000	6.375	10/15/15	14,990,625

				34,404,375

Emerging Markets(a) — 1.1%
Cemex Finance LLC (B/NR)
	14,625,000	9.500	12/14/16	15,071,192
Digicel Group Ltd. (NR/Caa1)
	23,250,000	8.875	01/15/15	23,540,625
	7,071,000	9.125 (b)	01/15/15	7,212,420
	6,000,000	10.500	04/15/18	6,652,500
Digicel Ltd. (NR/B1)
	3,875,000	12.000	04/01/14	4,514,375
	1,500,000	8.250	09/01/17	1,556,250

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Emerging Markets(a) — (continued)
Orascom Telecom Finance SCA (CCC/Caa1)
	$9,500,000	7.875%	02/08/14	$8,811,250

				67,358,612

Energy — Coal — 0.7%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (BB-/B1)
	3,375,000	8.250	12/15/17	3,611,250
Foresight Energy LLC/Foresight Energy Corp. (B/Caa1)(a)
	14,125,000	9.625	08/15/17	15,043,125
Peabody Energy Corp. (BB+/Ba1)
	16,500,000	7.375	11/01/16	18,315,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. (B/B2)
	6,000,000	8.250	04/15/18	6,142,500

				43,111,875

Energy — Exploration & Production — 4.9%
Antero Resources Finance Corp. (B-/Caa1)
	1,875,000	9.375	12/01/17	1,959,375
BreitBurn Energy Partners LP (B+/B3)(a)
	7,000,000	8.625	10/15/20	7,035,000
Chesapeake Energy Corp. (BB/Ba3)
	10,500,000	9.500	02/15/15	11,838,750
EUR	4,500,000	6.250	01/15/17	6,058,450
	$12,875,000	6.500	08/15/17	12,939,375
	2,000,000	6.875	08/15/18	2,020,000
	6,250,000	7.250	12/15/18	6,468,750
	2,000,000	6.625	08/15/20	1,960,000
Cimarex Energy Co. (BB/Ba3)
	6,000,000	7.125	05/01/17	6,225,000
Comstock Resources, Inc. (B/B2)
	10,750,000	8.375	10/15/17	10,790,312
Concho Resources, Inc. (BB/B3)
	750,000	7.000	01/15/21	768,750
CONSOL Energy, Inc. (BB/B1)(a)
	7,750,000	8.000	04/01/17	8,273,125
	6,875,000	8.250	04/01/20	7,425,000
Continental Resources, Inc. (BB/B1)
	2,125,000	7.375	10/01/20	2,236,563
Denbury Resources, Inc. (BB/B1)
	1,375,000	9.750	03/01/16	1,533,125
Encore Acquisition Co. (NR/B1)
	5,250,000	9.500	05/01/16	5,827,500
EXCO Resources, Inc. (B/B3)
	7,750,000	7.500	09/15/18	7,575,625
Forest Oil Corp. (B+/B1)
	9,500,000	8.500	02/15/14	10,378,750
Hilcorp Energy I LP/Hilcorp Finance Co. (BB-/B2)(a)
	2,500,000	7.625	04/15/21	2,581,250
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)(a)
	5,050,000	7.750	02/01/21	5,176,250
Newfield Exploration Co. (BB+/Ba2)
	5,125,000	6.625	09/01/14	5,227,500
	12,750,000	6.625	04/15/16	13,100,625
	7,625,000	7.125	05/15/18	8,044,375
	6,500,000	6.875	02/01/20	6,841,250
NFR Energy LLC/NFR Energy Finance Corp. (B/Caa1)(a)
	14,750,000	9.750	02/15/17	14,584,062
OPTI Canada, Inc. (CCC/Caa3)
	7,500,000	7.875	12/15/14	5,306,250
Pioneer Drilling Co. (B/NR)
	5,250,000	9.875	03/15/18	5,525,625

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Energy — Exploration & Production — (continued)
Pioneer Natural Resources Co. (BB+/Ba1)
	$2,750,000	5.875%		07/15/16	$2,826,259
	4,000,000	6.650		03/15/17	4,251,352
Pioneer Natural Resources Co. (BB+/NR)(d)
	8,283,000	2.875		01/15/38	12,568,624
Plains Exploration & Production Co. (BB-/B1)
	8,250,000	7.750		06/15/15	8,600,625
	2,250,000	10.000		03/01/16	2,514,375
	9,000,000	7.000		03/15/17	9,247,500
	5,000,000	7.625		06/01/18	5,268,750
	2,000,000	8.625		10/15/19	2,190,000
	7,250,000	7.625		04/01/20	7,639,687
Quicksilver Resources, Inc. (B+/B2)
	2,750,000	8.250		08/01/15	2,853,125
	9,500,000	11.750		01/01/16	11,067,500
Quicksilver Resources, Inc. (B-/B3)
	7,375,000	7.125		04/01/16	7,052,344
Range Resources Corp. (BB/Ba3)
	4,250,000	6.375		03/15/15	4,335,000
	8,625,000	8.000		05/15/19	9,390,469
SandRidge Energy, Inc. (B/B3)
	6,625,000	9.875	(a)	05/15/16	7,005,938
	6,000,000	8.000	(a)	06/01/18	6,090,000
	3,550,000	8.750		01/15/20	3,647,625
Stone Energy Corp. (B/Caa1)
	6,750,000	8.625		02/01/17	6,851,250
Whiting Petroleum Corp. (BB/Ba3)
	4,000,000	7.000		02/01/14	4,200,000
	875,000	6.500		10/01/18	883,750

					296,184,810

Energy — Refining — 0.0%
Tesoro Corp. (BB+/Ba1)
	2,250,000	9.750		06/01/19	2,491,875

Energy — Services — 1.1%
Aquilex Holdings LLC/Aquilex Finance Corp. (B-/Caa1)
	3,000,000	11.125		12/15/16	3,037,500
CHC Helicopter SA (B+/B1)(a)
	14,375,000	9.250		10/15/20	14,878,125
Compagnie Generale de Geophysique-Veritas (BB-/Ba3)
	3,250,000	7.500		05/15/15	3,319,063
	2,500,000	9.500		05/15/16	2,716,532
Expro Finance Luxembourg SCA (B/B2)(a)
	19,750,000	8.500		12/15/16	18,971,589
Frac Tech Services LLC/Frac Tech Finance, Inc. (B+/B2)(a)
	10,670,000	7.125		11/15/18	10,856,725
Key Energy Services, Inc. (BB-/B1)
	6,875,000	8.375		12/01/14	7,253,125
Trinidad Drilling Ltd. (BB-/B2)(a)
	5,500,000	7.875		01/15/19	5,640,422

					66,673,081

Entertainment & Leisure — 1.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (B-/B2)(a)
	6,625,000	9.125		08/01/18	7,055,625
GWR Operating Partnership LLP (BB-/B3)
	8,000,000	10.875		04/01/17	8,460,000
HRP Myrtle Beach Operations LLC (NR/WR)(a)(c)
	1,750,000	0.000		04/01/12	175
MU Finance PLC (NR/NR)
	13,250,000	8.375	(a)	02/01/17	13,250,000
GBP	16,750,000	8.750		02/01/17	26,376,061

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Entertainment & Leisure — (continued)
Regal Cinemas Corp. (B-/B2)
	$1,500,000	8.625%		07/15/19	$1,586,250
Universal City Development Partners Ltd. (CCC+/B3)
	11,000,000	8.875		11/15/15	11,715,000
	4,750,000	10.875		11/15/16	5,225,000
WMG Acquisition Corp. (B-/B1)
	7,750,000	7.375		04/15/14	7,459,375
WMG Acquisition Corp. (BB-/Ba2)
	2,750,000	9.500		06/15/16	2,949,375
WMG Holdings Corp. (B-/B1)(f)
	5,000,000	9.500		12/15/14	4,787,500

					88,864,361

Environmental — 0.0%
WCA Waste Corp. (B-/B3)
	2,500,000	9.250		06/15/14	2,587,500

Finance — 7.2%
Ally Credit Canada Ltd. (B/B3)
EUR	4,000,000	6.000		05/23/12	5,412,282
Ally Financial, Inc. (B/B3)
	$10,000,000	7.250		03/02/11	10,037,500
	28,250,000	6.875		09/15/11	28,991,562
	7,500,000	6.625		05/15/12	7,762,500
	8,000,000	6.875		08/28/12	8,340,000
	7,000,000	6.750		12/01/14	7,332,500
	10,000,000	8.300		02/12/15	10,950,000
	10,000,000	8.000		11/01/31	10,650,000
American General Finance Corp. (B/B3)
	2,000,000	5.200		12/15/11	1,927,500
	13,625,000	4.875		07/15/12	12,756,406
	10,000,000	5.375		10/01/12	9,400,000
American International Group, Inc. (BBB/Baa2)(e)
	9,875,000	8.175		05/15/58	10,442,812
CIT Group, Inc. (B+/B3)
	14,662,603	7.000		05/01/14	14,772,573
	36,300,103	7.000		05/01/15	36,481,604
	25,405,214	7.000		05/01/16	25,468,727
	44,141,189	7.000		05/01/17	44,251,542
Citigroup Capital XXI (BB+/Ba1)(e)
	6,125,000	8.300		12/21/57	6,354,687
CNO Financial Group, Inc. (B/B1)(a)
	3,750,000	9.000		01/15/18	3,900,000
ETrade Financial Corp. (CCC+/B3)
	5,750,000	7.375		09/15/13	5,721,250
GE Capital Trust II (A+/Aa3)(e)
EUR	16,750,000	5.500		09/15/67	19,660,874
GE Capital Trust IV (A+/Aa3)(e)
	10,125,000	4.625		09/15/66	11,306,622
International Lease Finance Corp. (BB+/B1)
	$3,125,000	5.250		01/10/13	3,132,813
	22,686,000	6.375		03/25/13	23,196,435
	4,445,000	5.875		05/01/13	4,467,225
	17,410,000	5.625		09/20/13	17,410,000
	13,635,000	6.625		11/15/13	13,907,700
	4,000,000	8.625	(a)	09/15/15	4,290,000
	10,500,000	8.750	(a)	03/15/17	11,261,250
	2,250,000	8.875		09/01/17	2,418,750
	8,625,000	8.250		12/15/20	8,905,312
International Lease Finance Corp. (BBB-/Ba3)(a)
	1,000,000	6.750		09/01/16	1,055,000
	1,000,000	7.125		09/01/18	1,065,000
Lloyds Banking Group PLC (C/B3)(a)
	21,000,000	5.920	(e)	10/01/49	14,494,830
	13,000,000	6.413	(e)	10/01/49	8,933,080

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Finance — (continued)
Lloyds Banking Group PLC (C/B3)(a) — (continued)
	$10,900,000	6.267%	11/14/49	$7,546,525
National Money Mart Co. (B+/B2)
	13,500,000	10.375	12/15/16	14,647,500
NCO Group, Inc. (CCC-/Caa2)
	7,000,000	11.875	11/15/14	5,582,500

				434,234,861

Finance Insurance(a) — 0.2%
HUB International Holdings, Inc. (CCC+/B3)
	9,250,000	9.000	12/15/14	9,365,625

Food — 1.7%
Bumble Bee Acquisition Corp. (B+/B2)(a)
	7,000,000	9.000	12/15/17	7,297,500
Dean Foods Co. (B-/B2)
	17,375,000	7.000	06/01/16	15,985,000
	2,000,000	9.750 (a)	12/15/18	2,000,000
Del Monte Corp. (BB/Ba3)
	1,500,000	6.750	02/15/15	1,522,500
	6,750,000	7.500	10/15/19	7,880,625
Dole Food Co., Inc. (B+/B2)
	9,000,000	13.875	03/15/14	10,980,000
Foodcorp Ltd. (B-/B2)
EUR	6,500,000	8.875	06/15/12	8,802,052
Pilgrim’s Pride Corp. (BB-/B3)(a)
	$1,875,000	7.875	12/15/18	1,865,625
Pinnacle Foods Finance LLC (CCC+/B3)
	20,500,000	9.250	04/01/15	21,268,750
Pinnacle Foods Finance LLC (CCC+/Caa1)
	13,000,000	10.625	04/01/17	13,845,000
TreeHouse Foods, Inc. (BB-/Ba2)
	3,625,000	7.750	03/01/18	3,928,594
Tyson Foods, Inc. (BB+/Ba2)
	8,065,000	10.500	03/01/14	9,536,862

				104,912,508

Gaming — 5.9%
Ameristar Casinos, Inc. (BB-/B2)
	9,500,000	9.250	06/01/14	10,165,000
Boyd Gaming Corp. (B/Caa1)(a)
	2,750,000	9.125	12/01/18	2,736,250
Boyd Gaming Corp. (CCC+/Caa1)
	5,750,000	6.750	04/15/14	5,620,625
	1,000,000	7.125	02/01/16	877,500
Caesars Entertainment Operating Co., Inc. (B/Caa1)
	16,000,000	11.250	06/01/17	18,000,000
Caesars Entertainment Operating Co., Inc. (CCC/Ca)(a)
	9,250,000	12.750	04/15/18	9,481,250
Caesars Entertainment Operating Co., Inc. (CCC/NR)
	39,769,000	10.000	12/15/18	36,074,410
CCM Merger, Inc. (CCC+/Caa3)(a)
	4,500,000	8.000	08/01/13	4,331,250
Chukchansi Economic Development Authority (B+/B3)(a)
	5,345,000	8.000	11/15/13	3,514,338
Codere Finance Luxembourg SA (B/B2)
EUR	15,625,000	8.250	06/15/15	20,827,487
Gateway Casinos & Entertainment Ltd. (BB-/B3)(a)
CAD	6,375,000	8.875	11/15/17	6,675,871
Isle of Capri Casinos, Inc. (CCC+/Caa2)
	$3,568,000	7.000	03/01/14	3,478,800
Las Vegas Sands Corp. (BB-/B1)
	1,500,000	6.375	02/15/15	1,526,250
Marina District Finance Co., Inc. (BB/B2)(a)
	8,625,000	9.500	10/15/15	8,430,937
	3,500,000	9.875	08/15/18	3,430,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Gaming — (continued)
Mashantucket Pequot Tribe (NR/WR)(a)(c)
	$4,000,000	8.500%		11/15/15	$420,000
MCE Finance Ltd. (B+/B1)
	10,875,000	10.250		05/15/18	12,424,687
MGM Resorts International (B/B1)
	11,500,000	13.000		11/15/13	13,598,750
	1,875,000	10.375		05/15/14	2,104,688
	4,750,000	11.125		11/15/17	5,474,375
	1,250,000	9.000	(a)	03/15/20	1,368,750
MGM Resorts International (CCC+/Caa1)
	2,500,000	6.750		09/01/12	2,481,250
	9,500,000	6.750		04/01/13	9,310,000
	21,500,000	6.625		07/15/15	19,726,250
	14,000,000	7.500		06/01/16	13,020,000
	12,500,000	10.000	(a)	11/01/16	12,812,500
	1,500,000	11.375		03/01/18	1,627,500
Mohegan Tribal Gaming Authority (CC/Caa1)
	7,660,000	6.125		02/15/13	6,300,350
Mohegan Tribal Gaming Authority (CC/Caa3)
	1,555,000	7.125		08/15/14	975,763
MTR Gaming Group, Inc. (B/B2)
	1,250,000	12.625		07/15/14	1,293,750
Peermont Proprietary Global Ltd. (B/B3)
EUR	13,000,000	7.750		04/30/14	14,983,263
Peninsula Gaming LLC (B/B3)
	$11,065,000	10.750		08/15/17	11,922,537
Penn National Gaming, Inc. (BB-/B1)
	4,125,000	6.750		03/01/15	4,186,875
Pinnacle Entertainment, Inc. (B/Caa1)
	12,875,000	7.500		06/15/15	12,907,187
	3,625,000	8.750		05/15/20	3,715,625
Pinnacle Entertainment, Inc. (BB/B1)
	6,000,000	8.625		08/01/17	6,525,000
Pokagon Gaming Authority (B+/B2)(a)
	2,625,000	10.375		06/15/14	2,716,875
San Pasqual Casino (BB-/B2)(a)
	3,375,000	8.000		09/15/13	3,358,125
Scientific Games International, Inc. (BB-/B1)
	9,000,000	9.250		06/15/19	9,292,500
Seminole Indian Tribe of Florida (BBB-/Ba1)(a)
	4,250,000	7.750		10/01/17	4,379,514
Seneca Gaming Corp. (BB/B1)(a)
	1,875,000	8.250		12/01/18	1,875,000
Shingle Springs Tribal Gaming Authority (CCC/Caa2)(a)
	10,000,000	9.375		06/15/15	6,900,000
Snoqualmie Entertainment Authority (B-/Caa1)(a)
	11,750,000	9.125		02/01/15	10,810,000
Station Casinos, Inc. (NR/WR)(c)
	2,500,000	6.000		04/01/12	250
	11,625,000	6.500		02/01/14	1,163
	13,000,000	6.875		03/01/16	1,300
	2,000,000	7.750		08/15/16	200
Tropicana Entertainment LLC (NR/WR)(c)
	2,000,000	9.625		12/15/14	1,020
Turning Stone Resort Casino Enterprise (B+/B1)(a)
	2,950,000	9.125		09/15/14	2,994,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB+/Ba2)
	3,000,000	7.875		11/01/17	3,225,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB+/Ba3)
	9,375,000	7.750		08/15/20	10,171,875
Yonkers Racing Corp. (BB-/B1)(a)
	4,500,000	11.375		07/15/16	4,950,000

					353,026,140

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Health Care — Medical Products — 3.6%
Accellent, Inc. (B+/B1)
	$6,750,000	8.375%	02/01/17	$6,918,750
Alere, Inc. (B-/B2)
	4,000,000	7.875	02/01/16	4,050,000
Alere, Inc. (B-/B3)
	9,000,000	9.000	05/15/16	9,281,250
	1,500,000	8.625 (a)	10/01/18	1,515,000
Bausch & Lomb, Inc. (B/Caa1)
	21,000,000	9.875	11/01/15	22,522,500
Boston Scientific Corp. (BBB-/Ba1)
	9,125,000	6.400	06/15/16	9,844,346
Catalent Pharma Solutions, Inc. (B/Caa1)(b)
	25,000,118	9.500	04/15/15	25,312,620
Catalent Pharma Solutions, Inc. (B-/Caa1)
EUR	8,500,000	9.750	04/15/17	11,188,171
CONMED Corp. (B/B1)(d)
	$9,500,000	2.500	11/15/24	9,642,785
ConvaTec Healthcare E SA (B/Caa1)(a)
	7,000,000	10.500	12/15/18	7,116,284
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	14,750,000	10.875	11/15/14	16,077,500
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)(a)
	2,250,000	9.750	10/15/17	2,292,188
FMC Finance III SA (BB+/Ba2)
	6,625,000	6.875	07/15/17	7,023,151
Fresenius US Finance II, Inc. (BB/Ba1)(a)
	9,750,000	9.000	07/15/15	11,163,750
Hologic, Inc. (BB+/NR)(d)(g)
	32,763,000	2.000	12/15/37	30,798,694
Talecris Biotherapeutics Holdings Corp. (BB/B1)
	3,625,000	7.750	11/15/16	3,933,125
The Cooper Cos., Inc. (BB/Ba2)
	8,670,000	7.125	02/15/15	8,930,100
VWR Funding, Inc. (B-/Caa1)(b)
	22,667,187	10.250	07/15/15	23,800,546
Wright Medical Group, Inc. (NR/NR)
	5,239,000	2.625	12/01/14	4,940,377

				216,351,137

Health Care — Pharmaceutical — 0.5%
Mylan, Inc. (BB-/B1)(a)
	2,250,000	6.000	11/15/18	2,210,625
Mylan, Inc. (BB-/NR)
	7,030,000	1.250	03/15/12	7,450,745
Valeant Pharmaceuticals International (BB-/B1)(a)
	4,125,000	6.750	10/01/17	4,104,375
	2,625,000	6.875	12/01/18	2,605,313
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (B+/B3)(a)
	10,625,000	7.750	09/15/18	10,731,250

				27,102,308

Health Care — Services — 4.9%
Alliance HealthCare Services, Inc. (B/NR)
	2,250,000	8.000	12/01/16	2,075,625
Community Health Systems, Inc. (B/B3)
	10,625,000	8.875	07/15/15	11,156,250
CRC Health Corp. (CCC/Caa1)
	2,875,000	10.750	02/01/16	2,882,188
DaVita, Inc. (B/B2)
	7,500,000	6.375	11/01/18	7,462,500
	5,750,000	6.625	11/01/20	5,735,625

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care — Services — (continued)
Gentiva Health Services, Inc. (B-/NR)
$4,875,000	11.500%	09/01/18	$5,313,750
HCA Holdings, Inc. (B-/Caa1)(a)
2,625,000	7.750	05/15/21	2,625,000
HCA, Inc. (B-/Caa1)
7,500,000	6.250	02/15/13	7,650,000
11,670,000	6.750	07/15/13	11,990,925
2,500,000	5.750	03/15/14	2,462,500
9,000,000	6.375	01/15/15	8,842,500
4,750,000	6.500	02/15/16	4,643,125
HCA, Inc. (BB/Ba3)
12,625,000	8.500	04/15/19	13,824,375
7,500,000	7.875	02/15/20	8,025,000
16,750,000	7.250	09/15/20	17,503,750
HCA, Inc. (BB-/B2)
14,000,000	9.125	11/15/14	14,682,500
13,000,000	9.250	11/15/16	13,893,750
24,545,000	9.625 (b)	11/15/16	26,293,831
2,500,000	9.875	02/15/17	2,750,000
Health Management Associates, Inc. (BB-/NR)
7,500,000	6.125	04/15/16	7,575,000
HEALTHSOUTH Corp. (B+/B2)
6,500,000	7.750	09/15/22	6,711,250
LifePoint Hospitals, Inc. (BB-/Ba1)(a)
3,000,000	6.625	10/01/20	2,977,500
OnCure Holdings, Inc. (B/B2)(a)
6,250,000	11.750	05/15/17	5,906,250
Patheon, Inc. (B+/B1)(a)
3,875,000	8.625	04/15/17	3,865,312
Radiation Therapy Services, Inc. (CCC+/Caa1)(a)
4,375,000	9.875	04/15/17	4,375,000
Select Medical Corp. (B-/B3)
2,125,000	7.625	02/01/15	2,119,688
Tenet Healthcare Corp. (BB-/B1)
7,000,000	9.000	05/01/15	7,770,000
4,375,000	10.000	05/01/18	5,118,750
8,625,000	8.875	07/01/19	9,767,812
Tenet Healthcare Corp. (CCC+/Caa1)
1,250,000	9.250	02/01/15	1,331,250
U.S. Oncology, Inc. (B/Ba3)
32,250,000	9.125	08/15/17	39,748,125
U.S. Oncology, Inc. (CCC+/B3)
1,921,000	10.750	08/15/14	1,997,840
United Surgical Partners International, Inc. (CCC+/Caa1)
5,250,000	8.875	05/01/17	5,420,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. (B-/B3)
17,250,000	8.000	02/01/18	17,681,250

			292,178,846

Home Construction — 0.2%
KB HOME (B+/B1)
2,000,000	6.250	06/15/15	1,975,000
Meritage Homes Corp. (B+/B1)
5,750,000	6.250	03/15/15	5,750,000
2,122,000	7.150	04/15/20	2,122,000

			9,847,000

Lodging — 0.7%
Felcor Lodging LP (NR/B2)
7,500,000	10.000	10/01/14	8,400,000
Gaylord Entertainment Co. (B-/Caa2)
9,500,000	6.750	11/15/14	9,428,750

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Lodging — (continued)
Host Hotels & Resorts LP (BB+/Ba1)
$8,250,000	6.375%	03/15/15	$8,394,375
6,000,000	6.750	06/01/16	6,120,000
Host Hotels & Resorts LP (BB+/NR)
5,000,000	6.875	11/01/14	5,137,500
Host Hotels & Resorts LP (BB+/WR)
2,939,000	7.125	11/01/13	2,983,085

			40,463,710

Media — 0.7%
Allbritton Communications Co. (B/B2)
4,930,000	8.000	05/15/18	4,979,300
DISH DBS Corp. (BB-/Ba3)
6,525,000	7.125	02/01/16	6,737,063
Gray Television, Inc. (CCC/Caa2)
10,125,000	10.500	06/29/15	10,200,937
Lamar Media Corp. (B+/B1)
10,500,000	6.625	08/15/15	10,657,500
5,250,000	7.875	04/15/18	5,565,000
Lamar Media Corp. (BB/Ba3)
1,250,000	9.750	04/01/14	1,437,500

			39,577,300

Media — Broadcasting & Radio — 1.5%
Bonten Media Acquisition Co. (CCC/Caa3)(a)(b)
4,234,048	9.000	06/01/15	2,254,631
Citadel Broadcasting Corp. (BB-/Ba3)(a)
2,750,000	7.750	12/15/18	2,853,125
Clear Channel Communications, Inc. (CCC-/Ca)
6,000,000	5.750	01/15/13	5,760,000
10,000,000	5.500	09/15/14	8,300,000
5,750,000	5.500	12/15/16	3,622,500
CMP Susquehanna Corp. (NR/NR)
480,000	9.875	05/15/14	—
Entravision Communications Corp. (B/B1)(a)
2,000,000	8.750	08/01/17	2,105,000
Fox Acquisition Sub LLC (CCC/Caa3)(a)
1,250,000	13.375	07/15/16	1,368,750
LIN Television Corp. (B-/B3)
9,760,000	6.500	05/15/13	9,770,000
LIN Television Corp. (BB-/Ba3)
2,875,000	8.375	04/15/18	3,040,312
Local TV Finance LLC (CCC/Caa2)(a)(b)
6,393,459	9.250	06/15/15	5,818,048
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (B/B3)(a)
3,250,000	8.875	04/15/17	3,453,125
Radio One, Inc. (CCC-/NR)(a)(b)
2,137,500	12.500	05/24/16	2,105,437
Sinclair Television Group, Inc. (B+/Ba3)(a)
8,750,000	9.250	11/01/17	9,515,625
Univision Communications, Inc. (B/B2)(a)
1,875,000	12.000	07/01/14	2,053,125
1,500,000	7.875	11/01/20	1,575,000
Univision Communications, Inc. (CCC+/Caa2)(a)
17,653,140	9.750 (b)	03/15/15	19,065,391
1,125,000	8.500	05/15/21	1,144,688
XM Satellite Radio, Inc. (BB-/B3)(a)
4,250,000	7.625	11/01/18	4,388,125

			88,192,882

Media — Cable — 2.7%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250	06/15/49	30,000
Atlantic Broadband Finance LLC (B-/B3)
4,500,000	9.375	01/15/14	4,567,500

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Media — Cable — (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (B+/B2)
	$1,000,000	7.250%	10/30/17	$1,015,000
	3,125,000	7.875	04/30/18	3,234,375
	1,750,000	8.125	04/30/20	1,850,625
Charter Communications Operating LLC (BB+/Ba3)(a)
	10,750,000	8.000	04/30/12	11,287,500
	10,000,000	10.875	09/15/14	11,200,000
CSC Holdings LLC (BB/Ba3)
	10,500,000	8.500	04/15/14	11,550,000
	16,600,000	8.500	06/15/15	18,052,500
	11,000,000	8.625	02/15/19	12,540,000
Frontier Vision (NR/NR)
	2,000,000	11.000	10/15/49	—
GCI, Inc. (BB-/B2)
	4,000,000	8.625	11/15/19	4,340,000
Nara Cable Funding Ltd. (B-/B2)(a)
EUR	6,625,000	8.875	12/01/18	8,509,934
Telenet Finance Luxembourg SCA (NR/Ba3)(a)
	8,250,000	6.375	11/15/20	11,120,938
Unitymedia GmbH (B-/B3)
	750,000	9.625	12/01/19	1,094,931
UPC Holding BV (B-/B2)
	11,875,000	8.000	11/01/16	16,423,961
	23,375,000	8.375	08/15/20	32,251,181
Virgin Media Finance PLC (B+/Ba3)
	$11,000,000	8.375	10/15/19	12,045,000
Ziggo Bond Co. BV (B/B2)
EUR	1,375,000	8.000	05/15/18	1,892,535

				163,005,980

Media — Diversified — 0.7%
Quebecor Media, Inc. (B+/B1)
	$9,510,000	7.750	03/15/16	9,842,850
CAD	12,875,000	7.375 (a)	01/15/21	13,171,916
Sun Media Corp. (BB-/Ba2)
	$2,500,000	7.625	02/15/13	2,509,375
Videotron Ltee (BB/Ba1)
	3,500,000	6.875	01/15/14	3,543,750
	1,000,000	6.375	12/15/15	1,022,500
	8,500,000	9.125	04/15/18	9,498,750

				39,589,141

Metals — 1.4%
AK Steel Corp. (BB/Ba3)
	3,125,000	7.625	05/15/20	3,140,625
Aleris International, Inc. (NR/WR)(c)
	8,500,000	9.000	12/15/14	38,250
	16,000,000	10.000	12/15/16	40,160
Essar Steel Algoma, Inc. (B+/B3)(a)
	11,250,000	9.375	03/15/15	11,137,500
FMG Resources (August 2006) Pty Ltd. (B/B1)(a)
	8,000,000	6.375	02/01/16	7,983,158
	11,750,000	6.875	02/01/18	11,728,394
Noranda Aluminium Acquisition Corp. (CCC+/B3)(b)(e)
	7,399,169	5.193	05/15/15	6,686,999
Novelis, Inc. (B/B2)(a)
	8,625,000	8.375	12/15/17	9,023,906
	12,500,000	8.750	12/15/20	13,125,000
SGL Carbon SE (BBB-/Ba1)(e)
EUR	1,500,000	2.300	05/16/15	1,894,406
Steel Dynamics, Inc. (BB+/Ba2)
	$7,750,000	7.375	11/01/12	8,253,750
	5,500,000	7.750	04/15/16	5,802,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Metals — (continued)
Tube City IMS Corp. (B-/Caa1)
	$3,500,000	9.750%		02/01/15	$3,622,500

					82,477,148

Packaging — 4.1%
Ardagh Glass Finance PLC (B-/B3)
EUR	6,000,000	8.750		02/01/20	7,997,755
Ardagh Packaging Finance PLC (B-/B3)
	$875,000	9.125	(a)	10/15/20	910,000
EUR	4,375,000	9.250		10/15/20	5,963,823
Ardagh Packaging Finance PLC (BB-/Ba3)
	$1,250,000	7.375	(a)	10/15/17	1,294,580
EUR	8,500,000	7.375		10/15/17	11,472,135
Berry Plastics Corp. (B/B1)
	$6,500,000	5.039	(e)	02/15/15	6,272,500
Berry Plastics Corp. (CCC/Caa1)
	8,875,000	4.177	(e)	09/15/14	8,076,250
	8,250,000	9.500		05/15/18	8,270,625
Berry Plastics Corp. (CCC/Caa2)
	8,000,000	10.250		03/01/16	7,810,000
Clondalkin Acquisition BV (B+/B1)(e)
	1,250,000	2.302	(a)	12/15/13	1,176,562
EUR	3,000,000	3.026		12/15/13	3,788,410
Clondalkin Industries BV (B-/Caa1)
	3,000,000	8.000		03/15/14	3,888,633
Consol Glass Ltd. (BB-/B1)
	7,750,000	7.625		04/15/14	10,581,057
Crown Americas LLC (BB-/Ba)
	$10,625,000	7.750		11/15/15	11,050,000
	7,500,000	7.625		05/15/17	8,062,500
Crown Cork & Seal Co., Inc. (B+/B1)
	1,000,000	7.375		12/15/26	992,500
Crown European Holdings SA (BB-/Ba1)(a)
EUR	1,625,000	7.125		08/15/18	2,245,318
Gerresheimer Holdings GMBH (BB+/B1)
	3,600,000	7.875		03/01/15	4,930,947
Graham Packaging Co. LP (B-/Caa1)
	$22,250,000	9.875		10/15/14	23,028,750
Graham Packaging Co. LP/GPC Capital Corp. I (B-/Caa1)
	1,000,000	8.250		01/01/17	1,045,000
	2,000,000	8.250		10/01/18	2,100,000
Graphic Packaging International, Inc. (B/B3)
	4,000,000	9.500		06/15/17	4,365,000
Greif, Inc. (BB+/Ba2)
	2,000,000	7.750		08/01/19	2,190,000
Impress Holdings BV (B+/WR)(e)
EUR	6,000,000	4.110		09/15/13	7,977,711
Impress Holdings BV (B-/WR)
	15,000,000	9.250		09/15/14	20,946,501
Owens-Brockway Glass Container, Inc. (BB/Ba3)
	2,750,000	6.750		12/01/14	3,757,508
	$4,875,000	7.375		05/15/16	5,191,875
Plastipak Holdings, Inc. (B/B3)(a)
	4,000,000	8.500		12/15/15	4,120,000
Pregis Corp. (B/B2)(e)
EUR	1,750,000	5.985		04/15/13	2,198,213
Pregis Corp. (CCC/Caa2)
	$7,000,000	12.375		10/15/13	6,868,750
Reynolds Group Issuer, Inc. (B/Caa1)
EUR	9,500,000	8.000		12/15/16	12,694,849
	$6,250,000	8.500	(a)	05/15/18	6,312,500
	4,625,000	9.000	(a)	04/15/19	4,763,750
Reynolds Group Issuer, Inc. (B-/Caa1)
EUR	22,375,000	9.500		06/15/17	30,821,519

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Packaging — (continued)
Reynolds Group Issuer, Inc. (BB/Ba3)(a)
	$2,375,000	7.750%	10/15/16	$2,502,656
	1,125,000	7.125	04/15/19	1,158,750
Stichting Participatie Impress Cooperatieve UA (NR/NR)(b)
EUR	761,344	17.000	09/29/49	1,058,079

				247,885,006

Paper — 1.6%
Boise Cascade LLC (B+/Caa1)
	$3,882,000	7.125	10/15/14	3,794,655
Domtar Corp. (BBB-/Ba2)
	7,875,000	10.750	06/01/17	9,814,219
Georgia-Pacific Corp. (BBB/Ba2)(a)
	7,062,000	7.000	01/15/15	7,326,825
	11,625,000	7.125	01/15/17	12,366,094
Georgia-Pacific Corp. (BBB-/Ba3)
	1,500,000	7.700	06/15/15	1,706,250
	1,250,000	8.000	01/15/24	1,440,625
	2,750,000	7.750	11/15/29	3,080,000
Georgia-Pacific LLC (BBB/Ba2)(a)
	6,000,000	8.250	05/01/16	6,772,500
Lecta SA (B+/B2)(e)
EUR	4,875,000	3.675	02/15/14	6,107,308
NewPage Corp. (CCC+/B2)
	$13,625,000	11.375	12/31/14	12,603,125
PE Paper Escrow GmbH (BB/Ba2)(a)
	6,875,000	12.000	08/01/14	8,043,750
Smurfit Kappa Acquisitions (BB/Ba2)
EUR	2,250,000	7.750	11/15/19	3,163,022
Smurfit Kappa Funding PLC (B/B2)
	5,250,000	7.750	04/01/15	7,155,886
	$5,000,000	7.750	04/01/15	5,125,000
Stone Container Finance Co. of Canada II (NR/WR)(c)
	2,250,000	7.375	07/15/14	78,750
Stora Enso Oyj (BB/Ba2)(a)
	6,210,000	7.250	04/15/36	5,433,908
Verso Paper Holdings LLC (CCC+/Caa1)
	2,750,000	11.375	08/01/16	2,798,125

				96,810,042

Printing — 0.3%
American Reprographics Co. (BB-/B1)(a)
	5,750,000	10.500	12/15/16	6,023,125
Checkout Holding Corp. (B-/B3)(a)
	6,375,000	0.000	11/15/15	3,976,406
SGS International, Inc. (B/B3)
	5,750,000	12.000	12/15/13	5,915,313
Valassis Communications, Inc. (BB-/Ba3)
	2,908,000	8.250	03/01/15	3,042,495

				18,957,339

Publishing — 1.1%
Cengage Learning Acquisitions, Inc. (CCC+/Caa2)(a)
	21,000,000	10.500	01/15/15	21,735,000
Dex One Corp. (CCC+/B3)(b)
	1,371,318	12.000	01/29/17	935,925
Morris Publishing Group LLC (NR/NR)
	1,397,909	10.000	09/01/14	1,352,477
Nielsen Co. BV (B-/Caa1)(f)
EUR	5,000,000	11.125	08/01/16	6,831,833
Nielsen Finance LLC (B/Caa1)
	$3,500,000	11.625	02/01/14	4,051,250
	5,000,000	11.500	05/01/16	5,762,500
	4,500,000	7.750 (a)	10/15/18	4,657,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Publishing — (continued)
Nielsen Finance LLC (B-/Caa1)(f)
	$19,000,000	12.500%	08/01/16	$19,950,000
Truvo Subsidiary Corp. (NR/WR)(c)
EUR	16,750,000	8.500	12/01/14	783,406

				66,059,891

Real Estate — 0.2%
CB Richard Ellis Services, Inc. (B+/Ba1)(a)
	$5,250,000	6.625	10/15/20	5,243,437
CB Richard Ellis Services, Inc. (B+/Ba2)
	6,375,000	11.625	06/15/17	7,387,031
Realogy Corp. (C/Caa3)(b)
	2,401,938	11.000	04/15/14	2,299,856

				14,930,324

Restaurants — 1.3%
CKE Restaurants, Inc. (B/B2)
	14,250,000	11.375	07/15/18	15,746,250
DineEquity, Inc. (CCC+/B3)(a)
	22,250,000	9.500	10/30/18	23,529,375
NPC International, Inc. (CCC+/Caa1)
	12,002,000	9.500	05/01/14	12,302,050
OSI Restaurant Partners, Inc. (CCC/Caa3)
	8,750,000	10.000	06/15/15	9,078,125
Seminole Hard Rock Entertainment, Inc. (BB/B2)(a)(e)
	7,500,000	2.802	03/15/14	6,675,000
Wendy’s/Arby’s Restaurants LLC (B+/B3)
	8,375,000	10.000	07/15/16	9,086,875

				76,417,675

Retailers — 1.3%
Claire’s Stores, Inc. (CCC+/Caa3)(b)
	6,100,963	9.625	06/01/15	5,978,944
Edcon Holdings Proprietary Ltd. (CCC/Caa1)(e)
EUR	3,500,000	6.526	06/15/15	3,928,722
Edcon Proprietary Ltd. (B/B2)(e)
	9,000,000	4.276	06/15/14	10,162,561
General Nutrition Centers, Inc. (B-/Caa1)(b)(e)
	$12,625,000	5.750	03/15/14	12,498,750
Levi Strauss & Co. (B+/B2)
EUR	3,000,000	7.750	05/15/18	4,038,966
Michaels Stores, Inc. (CCC/Caa1)(a)
	$7,250,000	7.750	11/01/18	7,195,625
Michaels Stores, Inc. (CCC/Caa2)
	11,500,000	11.375	11/01/16	12,535,000
Neiman-Marcus Group, Inc. (B-/Caa1)(b)
	8,162,442	9.000	10/15/15	8,550,158
Neiman-Marcus Group, Inc. (CCC+/Caa2)
	13,500,000	10.375	10/15/15	14,242,500

				79,131,226

Retailers — Food & Drug — 0.5%
Ingles Markets, Inc. (BB-/B1)
	6,000,000	8.875	05/15/17	6,390,000
Rite Aid Corp. (B+/B3)
	2,750,000	9.750	06/12/16	3,031,875
Rite Aid Corp. (B-/Caa2)
	6,500,000	7.500	03/01/17	6,272,500
Rite Aid Corp. (CCC/Caa3)
	5,250,000	9.375	12/15/15	4,501,875
	2,375,000	9.500	06/15/17	2,006,875
Supervalu, Inc. (B+/B2)
	5,375,000	7.500	11/15/14	5,173,438
	5,500,000	8.000	05/01/16	5,252,500

				32,629,063

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Services Cyclical — Business Services — 2.0%
ACCO Brands Corp. (B-/Caa1)
	$10,375,000	7.625%	08/15/15	$10,349,063
ACCO Brands Corp. (BB-/B1)
	3,500,000	10.625	03/15/15	3,937,500
Affinity Group, Inc. (B-/B3)(a)
	5,500,000	11.500	12/01/16	5,383,125
Carlson Wagonlit BV (CCC/Caa2)(e)
EUR	11,655,000	6.795	05/01/15	14,679,037
Corrections Corp. of America (BB/Ba2)
	$1,125,000	6.250	03/15/13	1,133,438
	3,500,000	7.750	06/01/17	3,710,000
Garda World Security Corp. (B/B3)(a)
	3,000,000	9.750	03/15/17	3,225,000
Great Lakes Dredge & Dock Co. (B-/B3)
	6,000,000	7.750	12/15/13	6,052,500
Iron Mountain, Inc. (B+/B1)
	1,500,000	6.625	01/01/16	1,509,375
	4,625,000	8.000	06/15/20	4,856,250
ISS Financing PLC (B/NR)
EUR	4,500,000	11.000	06/15/14	6,599,651
ISS Holdings A/S (B/Caa1)
	9,015,000	8.875	05/15/16	12,438,263
Savcio Holdings Property Ltd. (B+/B2)
	2,000,000	8.000	02/15/13	2,699,326
Sitel LLC/Sitel Finance Corp. (B-/Caa2)(a)
	$14,575,000	11.500	04/01/18	11,987,937
Trans Union LLC/TransUnion Financing Corp. (B-/B3)(a)
	12,000,000	11.375	06/15/18	13,680,000
West Corp. (B/B3)(a)
	4,625,000	8.625	10/01/18	4,914,063
West Corp. (B-/Caa1)
	14,250,000	11.000	10/15/16	15,461,250

				122,615,778

Services Cyclical — Consumer Services — 0.2%
Service Corp. International (BB-/B1)
	1,750,000	6.750	04/01/16	1,780,625
	2,125,000	7.000	06/15/17	2,167,500
	4,000,000	7.625	10/01/18	4,200,000
	1,500,000	7.000	05/15/19	1,500,000

				9,648,125

Services Cyclical — Rental Equipment — 1.7%
Ashtead Capital, Inc. (B+/B2)(a)
	3,000,000	9.000	08/15/16	3,127,500
Ashtead Holdings PLC (B+/B2)(a)
	1,750,000	8.625	08/01/15	1,828,750
EC Finance PLC (B+/B2)
EUR	6,625,000	9.750	08/01/17	9,561,226
Europcar Groupe SA (B-/B3)(e)
	3,500,000	4.550	05/15/13	4,473,598
Hertz Corp. (B-/B2)
	2,250,000	7.875	01/01/14	3,051,775
	$10,725,000	8.875	01/01/14	10,966,312
	11,000,000	7.375 (a)	01/15/21	11,220,000
Hertz Corp. (B-/WR)
	10,250,000	10.500	01/01/16	10,788,125
Maxim Crane Works LP (B/Caa1)(a)
	11,000,000	12.250	04/15/15	10,670,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Services Cyclical — Rental Equipment — (continued)
RSC Equipment Rental, Inc. (B-/Caa1)
	$20,750,000	9.500%		12/01/14	$21,683,750
RSC Equipment Rental, Inc. (BB-/B1)(a)
	5,250,000	10.000		07/15/17	5,893,125
United Rentals North America, Inc. (B/B2)
	6,500,000	10.875		06/15/16	7,426,250

					100,690,411

Technology — Hardware — 1.2%
Advanced Micro Devices, Inc. (B+/NR)
	750,000	6.000		05/01/15	753,705
Alcatel-Lucent USA, Inc. (B/B1)
	10,500,000	6.450		03/15/29	8,347,500
Brightstar Corp. (BB-/B1)(a)
	9,000,000	9.500		12/01/16	9,135,000
EN Germany Holdings BV (B-/B3)
EUR	8,250,000	10.750		11/15/15	11,162,281
Freescale Semiconductor, Inc. (CCC/Caa2)(a)
	$20,630,000	10.750		08/01/20	22,538,275
NXP BV/NXP Funding LLC (B-/B3)
	7,750,000	3.039	(e)	10/15/13	7,653,125
EUR	3,000,000	3.735	(e)	10/15/13	3,908,677
	$4,875,000	7.875		10/15/14	5,076,094
	875,000	9.750	(a)	08/01/18	987,656
Seagate HDD Cayman (BB+/Ba1)(a)
	5,125,000	7.750		12/15/18	5,208,281

					74,770,594

Technology — Software/Services — 3.4%
Aspect Software, Inc. (B-/Caa1)(a)
	5,210,000	10.625		05/15/17	5,366,300
Buccaneer Merger Sub, Inc. (B-/Caa1)(a)
	2,000,000	9.125		01/15/19	2,052,500
Expedia, Inc. (BBB-/Ba1)
	4,000,000	8.500		07/01/16	4,340,000
Fidelity National Information Services, Inc. (BB-/Ba2)(a)
	4,750,000	7.625		07/15/17	4,999,375
First Data Corp. (B-/Caa1)
	2,247,000	9.875		09/24/15	2,145,885
	1,990,028	10.550	(b)	09/24/15	1,865,651
	18,950,000	8.250	(a)	01/15/21	18,002,500
	37,946,000	12.625	(a)	01/15/21	35,384,645
	18,995,000	8.750	(a)(b)	01/15/22	18,235,200
First Data Corp. (CCC+/Caa2)
	5,535,000	11.250		03/31/16	4,732,425
Sabre Holdings Corp. (CCC+/Caa1)
	11,000,000	8.350		03/15/16	10,670,000
Serena Software, Inc. (CCC+/Caa1)
	6,076,000	10.375		03/15/16	6,182,330
Sungard Data Systems, Inc. (B/Caa1)
	11,000,000	10.625		05/15/15	12,210,000
SunGard Data Systems, Inc. (B/Caa1)(a)
	15,000,000	7.375		11/15/18	15,075,000
Sungard Data Systems, Inc. (B-/Caa1)
	35,500,000	10.250		08/15/15	37,319,375
Travelport LLC (CCC+/B3)
EUR	2,000,000	5.652	(e)	09/01/14	2,498,881
	$2,000,000	9.000		03/01/16	1,935,000
Travelport, Inc. (CCC/Caa1)
	11,000,000	11.875		09/01/16	10,752,500
Travelport, Inc. (CCC+/B3)
	12,000,000	9.875		09/01/14	11,640,000

					205,407,567

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Telecommunications — 2.5%
Cincinnati Bell, Inc. (B+/B2)
	$4,500,000	8.375%	10/15/20	$4,308,750
Cincinnati Bell, Inc. (B-/B3)
	2,750,000	8.750	03/15/18	2,605,625
ERC Ireland Finance Ltd. (CCC-/Caa3)(e)
EUR	3,000,000	6.050	08/15/16	1,824,049
Frontier Communications Corp. (BB/Ba2)
	$3,250,000	6.250	01/15/13	3,428,750
	16,250,000	6.625	03/15/15	17,021,875
	6,750,000	7.875	04/15/15	7,340,625
	12,875,000	8.250	04/15/17	14,146,406
	3,250,000	8.125	10/01/18	3,558,750
	10,500,000	8.500	04/15/20	11,497,500
	2,500,000	8.750	04/15/22	2,712,500
Level 3 Financing, Inc. (CCC/Caa1)
	10,250,000	9.250	11/01/14	10,173,125
	6,000,000	10.000	02/01/18	5,760,000
Qwest Communications International, Inc. (B+/Ba2)
	6,250,000	8.000	10/01/15	6,687,500
	9,750,000	7.125 (a)	04/01/18	10,054,688
Qwest Corp. (BBB-/Baa3)
	1,450,000	7.500	10/01/14	1,627,625
	2,000,000	8.375	05/01/16	2,370,000
Sunrise Communications Holdings SA (B/B3)(a)
EUR	2,500,000	8.500	12/31/18	3,507,787
Sunrise Communications International SA (BB/Ba3)(a)
	500,000	7.000	12/31/17	699,887
CHF	2,625,000	7.000	12/31/17	2,955,161
TW Telecom Holdings, inc. (B-/B2)
	$2,750,000	8.000	03/01/18	2,915,000
Windstream Corp. (B+/Ba3)
	13,000,000	8.125	08/01/13	14,170,000
	8,750,000	8.625	08/01/16	9,187,500
	5,000,000	7.875	11/01/17	5,300,000
	3,500,000	8.125	09/01/18	3,675,000
	950,000	7.000	03/15/19	942,875
	3,500,000	7.750	10/15/20	3,578,750

				152,049,728

Telecommunications — Cellular — 3.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Baa3)(a)
	9,375,000	7.750	05/01/17	10,148,437
Crown Castle International Corp. (B-/B1)
	10,750,000	9.000	01/15/15	11,878,750
Hellas Telecommunications Luxembourg III (NR/WR)(c)
EUR	6,203,554	8.500	10/15/13	20,725
Hellas Telecommunications Luxembourg V (NR/WR)(c)(e)
	1,288,547	0.000	10/15/12	378,815
Nextel Communications, Inc. (BB-/Ba2)
	$11,125,000	6.875	10/31/13	11,125,000
	4,625,000	5.950	03/15/14	4,555,625
	16,500,000	7.375	08/01/15	16,541,250
SBA Telecommunications, Inc. (BB-/Ba3)
	2,500,000	8.000	08/15/16	2,706,250
Sprint Capital Corp. (BB-/Ba3)
	16,125,000	8.375	03/15/12	16,931,250
	46,625,000	6.900	05/01/19	46,391,875
	12,500,000	6.875	11/15/28	10,906,250
	18,250,000	8.750	03/15/32	18,432,500
Sprint Nextel Corp. (BB-/Ba3)
	14,250,000	6.000	12/01/16	13,786,875
	5,375,000	8.375	08/15/17	5,724,375

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Telecommunications — Cellular — (continued)
Wind Acquisition Finance SA (B+/B2)
EUR	1,125,000	11.750%		07/15/17	$1,691,255
	$1,500,000	11.750	(a)	07/15/17	1,680,000
Wind Acquisition Finance SA (BB-/Ba2)(a)
	8,800,000	7.250		02/15/18	8,932,000
EUR	23,500,000	7.375		02/15/18	31,852,286
Wind Acquisition Holdings Finance SA (B-/B3)(b)
	5,035,833	12.250		07/15/17	7,435,968

					221,119,486

Telecommunications — Satellites — 2.5%
Intelsat Corp. (NR/WR)
	$9,625,000	9.250		06/15/16	10,395,000
Intelsat Intermediate Holding Co. Ltd. (CCC+/NR)(f)
	13,250,000	9.500		02/01/15	13,647,500
Intelsat Jackson Holdings Ltd. (B+/B3)
	10,125,000	9.500		06/15/16	10,681,875
Intelsat Jackson Holdings SA (B+/B3)(a)
	8,500,000	7.250		10/15/20	8,585,000
Intelsat Jackson Holdings SA (CCC+/Caa2)
	19,000,000	11.250		06/15/16	20,472,500
	2,000,000	11.500		06/15/16	2,150,000
Intelsat Luxembourgh SA (CCC+/Caa3)
	12,000,000	11.250		02/04/17	13,110,000
	36,125,000	11.500	(b)	02/04/17	39,827,813
Intelsat SA (CCC+/Caa3)
	10,500,000	7.625		04/15/12	11,025,000
Intelsat Subsidiary Holding Co. SA (B+/B3)
	19,750,000	8.875		01/15/15	20,293,125

					150,187,813

Textiles & Apparel — 0.4%
Boardriders SA (B/Ba3)(a)
EUR	3,500,000	8.875		12/15/17	4,899,443
Hanesbrands, Inc. (BB-/B1)(a)
	$10,125,000	6.375		12/15/20	9,720,000
Propex Fabrics, Inc. (NR/WR)(c)
	2,500,000	10.000		12/01/12	1,650
Quiksilver, Inc. (CCC+/Caa1)
	11,500,000	6.875		04/15/15	11,241,250

					25,862,343

Tobacco — 0.1%
Alliance One International, Inc. (B+/B2)
	6,250,000	10.000		07/15/16	6,437,500

Transportation — 0.6%
Commercial Barge Line Co. (B+/B2)
	9,875,000	12.500		07/15/17	11,405,625
Hapag-Lloyd AG (B/B3)
EUR	3,000,000	9.000		10/15/15	4,309,567
Marquette Transportation Co./ Marquette Transportation Finance Corp. (B-/B3)(a)
	$1,625,000	10.875		01/15/17	1,663,594
RailAmerica, Inc. (BB/B1)
	6,000,000	9.250		07/01/17	6,585,000
Stena AB (BB+/Ba3)
EUR	500,000	6.125		02/01/17	636,413
Teekay Corp. (BB/B1)
	$1,650,000	8.500		01/15/20	1,796,437
United Air Lines, Inc. (BB-/Ba3)(a)
	1,204,000	9.875		08/01/13	1,303,330

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Transportation — (continued)
Western Express, Inc. (B-/Caa1)(a)
$7,250,000	12.500%	04/15/15	$6,416,250

			34,116,216

Utilities — Distribution — 0.5%
AmeriGas Partners LP (NR/Ba3)
3,750,000	7.250	05/20/15	3,843,750
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (NR/Ba3)
6,625,000	7.125	05/20/16	6,823,750
Ferrellgas LP/Ferrellgas Finance Corp. (B+/Ba3)(a)
2,125,000	6.500	05/01/21	2,066,563
Ferrellgas Partners LP/Ferellgas Partners Finance Corp. (B-/B2)
4,625,000	8.625	06/15/20	4,960,312
Inergy LP/Inergy Finance Corp. (B+/Ba3)
4,300,000	6.875	12/15/14	4,364,500
5,000,000	8.250	03/01/16	5,212,500
3,500,000	7.000 (a)	10/01/18	3,526,250

			30,797,625

Utilities — Electric — 2.9%
Calpine Corp. (B+/B1)(a)
2,875,000	7.250	10/15/17	2,853,438
Covanta Holding Corp. (B/Ba3)
6,875,000	7.250	12/01/20	6,977,532
Dynegy Holdings, Inc. (B-/Caa2)
3,000,000	8.750	02/15/12	2,962,500
5,500,000	7.500	06/01/15	4,180,000
11,000,000	8.375	05/01/16	8,250,000
1,500,000	7.125	05/15/18	1,005,000
16,725,000	7.750	06/01/19	11,163,937
Edison Mission Energy (B-/B3)
9,625,000	7.750	06/15/16	8,229,375
11,125,000	7.000	05/15/17	8,816,562
7,000,000	7.200	05/15/19	5,355,000
Elwood Energy LLC (BB/Ba1)
1,844,760	8.159	07/05/26	1,798,641
Intergen NV (BB-/Ba3)(a)
4,500,000	9.000	06/30/17	4,803,750
Midwest Generation LLC (B+/Ba2)
3,470,928	8.560	01/02/16	3,496,960
Mirant Mid-Atlantic Pass-Through Trust Series B (BB/Ba1)
2,236,320	9.125	06/30/17	2,404,044
Mirant North America LLC (NR/WR)
5,000,000	7.375	12/31/13	5,092,200
NRG Energy, Inc. (BB-/B1)
21,725,000	7.250	02/01/14	22,159,500
21,125,000	7.375	02/01/16	21,547,500
2,500,000	7.375	01/15/17	2,550,000
RRI Energy, Inc. (B/B3)
4,625,000	7.625	06/15/14	4,729,063
5,250,000	7.875	06/15/17	5,092,500
The AES Corp. (BB/B1)
8,000,000	7.750	10/15/15	8,520,000
13,250,000	9.750	04/15/16	14,840,000
10,000,000	8.000	10/15/17	10,525,000
6,000,000	8.000	06/01/20	6,360,000

			173,712,502

Utilities — Pipelines — 1.4%
Crosstex Energy LP/Crosstex Energy Finance Corp. (B+/B3)
6,045,000	8.875	02/15/18	6,475,706
El Paso Corp. (BB-/Ba3)
10,500,000	7.000	06/15/17	11,156,250
3,500,000	7.250	06/01/18	3,710,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Utilities — Pipelines — (continued)
El Paso Corp. (BB-/Ba3) — (continued)
$4,000,000	6.500	%(a)	09/15/20	$4,020,000
2,000,000	7.800		08/01/31	1,980,000
El Paso Natural Gas Co. (BB/Baa3)
2,750,000	8.375		06/15/32	3,209,591
Energy Transfer Equity LP (BB-/Ba2)
5,475,000	7.500		10/15/20	5,694,000
Enterprise Products Operating LLC (BB/Ba1)(e)
3,750,000	8.375		08/01/66	4,030,701
3,285,000	7.034		01/15/68	3,405,605
Mark West Energy Partners LP/Mark West Energy Finance Corp. Series B (BB-/B1)
8,750,000	8.500		07/15/16	9,198,438
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (BB-/B1)
2,500,000	6.750		11/01/20	2,484,375
Regency Energy Partners LP (B+/B1)
9,000,000	9.375		06/01/16	9,855,000
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750		03/01/16	1,006,250
Targa Resources Partners LP (B+/B1)
3,034,000	8.250		07/01/16	3,200,870
5,625,000	11.250		07/15/17	6,447,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (B+/B1)(a)
1,875,000	7.875		10/15/18	1,968,750
Tennessee Gas Pipeline Co. (BB/Baa3)
3,000,000	7.000		10/15/28	3,187,990
1,500,000	7.625		04/01/37	1,635,956

				82,667,138

TOTAL CORPORATE OBLIGATIONS				$5,505,835,163

Senior Term Loans(h) — 0.3%
Gaming — 0.1%
Caesars Entertainment Operating Co. (B/Caa1)
$3,750,000	3.288%		01/28/15	$3,387,900

Media - Broadcasting & Radio — 0.1%
Clear Channel Communications, Inc. (NR/NR)
16,000,000	3.903		01/28/16	13,872,000

Services Cyclical - Rental Equipment — 0.1%
Ahern Rentals, Inc. (CCC+/Ca)
3,375,000	16.000		12/15/12	3,248,437

TOTAL SENIOR TERM LOANS				$20,508,337

Shares	Rate	Value
Preferred Stocks — 0.3%
Ally Financial, Inc.(a)
8,813	7.000%	$8,329,112
CMPSusquehanna Radio Holdings Corp.(a)(e)
111,942	0.000	—
Las Vegas Sands Corp.
46,250	10.000	5,243,401
Lucent Technologies Capital Trust I
3,500	7.750	3,101,000

Shares	Rate	Value
Preferred Stocks — (continued)
Pliant Corp.(b)
2,796	13.000%	$420
Spanish Broadcasting Systems, Inc.(b)(d)
3,074	10.750	15

TOTAL PREFERRED STOCKS		$16,673,948

Shares	Description	Value
Common Stocks — 1.1%
377,456	Accuride Corp.(c)	$5,994,001
2,731	APP China Group Ltd.(c)	—
24,334	Axiohm Transaction Solutions, Inc.(c)	243
225,020	CIT Group, Inc.(c)	10,598,442
193,469	LyondellBasell Industries NV(c)	6,655,334
6,252	Masonite Worldwide Holdings(c)	203,190
496,641	Nortek, Inc.(c)	18,797,862
1,656	Nycomed(c)	22
3,874	Panolam Holdings Co.(c)	39
567,500	Parmalat SpA(a)	1,560,738
351	Pliant Corp.(c)	3
2,500	Port Townsend Holdings Co., Inc.(c)	—
250	Simmons Bedding Co.	—
20,372	Smurfit Kappa Funding PLC(c)	198,830
290,165	Smurfit-Stone Container Corp.(c)	7,428,224
412,539	Spectrum Brands Holdings, Inc.(c)	12,858,841
8,648	Viasystems Group, Inc.	174,171
1,051	Zemex Minerals Group, Inc.(c)	—

TOTAL COMMON STOCKS		$64,469,940

Units	Expiration Date	Value
Warrants(c) — 0.0%
CNB Capital Trust I(a)
127,920	03/23/19	$—
Masonite Worldwide Holdings
30,311	05/20/14	11,409
22,734	05/20/16	7,957
Nortek, Inc.
11,520	12/07/14	80,640
Parmalat SpA
650	12/31/15	1,783

TOTAL WARRANTS		$101,789

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$5,607,589,177

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(i) — 5.2%
Repurchase Agreement — 5.2%
Joint Repurchase Agreement Account II
$314,300,000	0.247%	01/03/11	$314,300,000
Maturity Value: $314,306,469

TOTAL INVESTMENTS — 98.7%			$5,921,889,177

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			77,027,132

NET ASSETS — 100.0%			$5,998,916,309

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,384,100,647, which represents approximately 23.1% of net assets as of December 31, 2010.

(b) Pay-in-kind securities.

(c) Security is currently in default and/or non-income producing.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(f) Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(g) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2010.

(h) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2010. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
High Yield Fund	Net Assets
Investments Industry Classifications†
Aerospace	0.7%
Agriculture	0.8
Airlines	0.3
Automotive Parts	4.4
Building Materials	1.9
Capital Goods	2.0
Chemicals	2.6
Conglomerates	0.3
Construction Machinery	0.6
Consumer Products	3.2
Defense	0.6
Emerging Markets	1.1
Energy	6.8
Entertainment & Leisure	1.5
Environmental	0.1
Finance	7.7
Food	1.8
Gaming	6.0
Health Care	8.9
Home Construction	0.2
Lodging	0.7
Media	5.7
Metals	1.4
Packaging	4.1
Paper	1.6
Printing	0.3
Publishing	1.1
Real Estate	0.3
Short-term Investments#	6.5
Restaurants	1.3
Retailers	1.9
Services Cyclical	3.9
Suppress	0.4
Technology	4.7
Telecommunications	8.7
Textiles & Apparel	0.4
Tobacco	0.1
Transportation	0.6
Utilities	4.8

TOTAL INVESTMENTS	100.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Citibank NA	USD/EUR	01/06/11	$16,588,092	$333,503
JPMorgan Securities, Inc.	USD/EUR	01/06/11	16,480,776	88,626
Westpac Banking Corp.	GBP/USD	01/06/11	29,256,008	11,762

TOTAL				$433,891

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Citibank NA	CAD/USD	01/06/11	$12,947,298	$(43,005)
Morgan Stanley Capital Services, Inc.	EUR/USD	01/06/11	771,713,321	(15,001,253)

TOTAL				$(15,044,258)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,648,911,021

Gross unrealized gain	466,945,008
Gross unrealized loss	(193,966,852)

Net unrealized security gain	$272,978,156

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 87.1%
Banks — 24.8%
ANZ Capital Trust II(a)(b)
$2,800,000	5.360%	01/29/49	$2,866,500
Astoria Financial Corp.(b)
2,900,000	5.750	10/15/12	2,971,478
Bank of America Corp.
13,300,000	5.625	07/01/20	13,565,831
3,875,000	5.875	01/05/21	4,035,838
Bank of Nova Scotia(a)
7,200,000	1.450	07/26/13	7,200,878
Canadian Imperial Bank of Commerce(a)
2,900,000	2.000	02/04/13	2,951,846
1,000,000	2.600	07/02/15	1,005,451
Capital One Bank USA NA
2,650,000	8.800	07/15/19	3,259,017
Cie de Financement Foncier(a)
2,700,000	1.625	07/23/12	2,712,671
1,300,000	2.125	04/22/13	1,311,062
Citigroup, Inc.
6,200,000	5.500	04/11/13	6,630,885
5,625,000	6.375	08/12/14	6,216,732
1,750,000	5.500	10/15/14	1,875,397
5,725,000	5.375	08/09/20	5,929,358
Credit Agricole SA(a)(b)(c)
1,350,000	8.375	10/13/49	1,387,125
Credit Suisse of New York
4,375,000	4.375	08/05/20	4,271,362
Discover Bank
3,700,000	8.700	11/18/19	4,349,106
DnB NOR Boligkreditt(a)
3,100,000	2.100	10/14/15	2,948,091
Fifth Third Bank(c)
5,625,000	0.394	05/17/13	5,406,908
HSBC Bank USA NA
4,550,000	6.000	08/09/17	4,948,526
1,790,000	5.625	08/15/35	1,704,202
HSBC Capital Funding LP(a)(b)(c)
1,050,000	4.610	06/27/49	991,522
ING Bank NV(a)
3,300,000	2.500	01/14/16	3,218,876
Intesa Sanpaolo SPA(a)
2,825,000	3.625	08/12/15	2,731,035
JPMorgan Chase & Co.(b)
3,100,000	6.550	09/29/36	3,119,054
JPMorgan Chase Capital XXV
1,300,000	6.800	10/01/37	1,315,979
JPMorgan Securities, Inc.
8,375,000	6.400	10/02/17	9,524,966
KeyBank NA
2,375,000	5.500	09/17/12	2,520,305
Lloyds TSB Bank PLC(a)
4,175,000	6.500	09/14/20	3,841,134
Manufacturers & Traders Trust Co.(b)(c)
3,525,000	1.803	04/01/13	3,482,912
2,003,000	5.585	12/28/20	1,942,910
Merrill Lynch & Co., Inc.
1,250,000	6.400	08/28/17	1,336,749
MUFG Capital Finance 1 Ltd.(c)
3,025,000	6.346	07/25/49	3,055,250
Regions Financial Corp.
3,600,000	5.750	06/15/15	3,537,000

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Resona Bank Ltd.(a)(b)(c)
$1,475,000	5.850%		04/15/49	$1,473,640
Royal Bank of Scotland PLC
3,650,000	3.400		08/23/13	3,687,042
3,825,000	4.875	(a)	08/25/14	3,917,450
Santander Issuances SA Unipersonal(a)(b)(c)
800,000	5.805		06/20/16	775,605
Sovereign Bank
4,600,000	5.125		03/15/13	4,659,704
455,000	1.997	(b)(c)	08/01/13	455,289
Sparebanken 1 Boligkreditt(a)
5,400,000	1.250		10/25/13	5,363,755
Stadshypotek AB(a)
4,900,000	1.450		09/30/13	4,894,076
The Toronto-Dominion Bank(a)
2,500,000	2.200		07/29/15	2,459,195
UBS AG
2,250,000	4.875		08/04/20	2,270,706

				158,122,418

Brokerage — 2.4%
Morgan Stanley & Co.
4,250,000	4.750		04/01/14	4,357,198
8,375,000	6.250	(b)	08/28/17	8,983,635
1,725,000	7.300	(b)	05/13/19	1,948,871

				15,289,704

Captive Financial — 1.5%
Caterpillar Financial Services Corp.
3,525,000	6.200		09/30/13	3,974,564
John Deere Capital Corp.
5,023,000	5.250		10/01/12	5,392,405

				9,366,969

Chemicals(b) — 2.1%
Incitec Pivot Ltd.(a)
3,700,000	4.000		12/07/15	3,606,112
The Dow Chemical Co.
8,223,000	7.600		05/15/14	9,465,065

				13,071,177

Consumer Products(b) — 0.8%
Whirlpool Corp.
2,675,000	8.000		05/01/12	2,881,793
2,050,000	8.600		05/01/14	2,364,370

				5,246,163

Distributors(a)(b) — 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,300,000	6.750		09/30/19	2,659,608
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000		06/01/16	1,181,643

				3,841,251

Electric(b) — 3.8%
Arizona Public Service Co.
525,000	6.250		08/01/16	585,697
6,115,000	8.750		03/01/19	7,631,498
Enel Finance International SA(a)
3,400,000	5.700		01/15/13	3,607,199
4,325,000	3.875		10/07/14	4,398,058

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Electric(b) — (continued)
Nevada Power Co.
$2,675,000	7.125%	03/15/19	$3,171,501
Progress Energy, Inc.
1,575,000	7.050	03/15/19	1,859,272
1,000,000	7.000	10/30/31	1,157,299
Public Service Co. of Oklahoma
1,650,000	6.625	11/15/37	1,822,149

			24,232,673

Energy — 7.5%
Anadarko Petroleum Corp.(b)
7,428,000	6.375	09/15/17	8,072,563
BP Capital Markets PLC
4,125,000	5.250	11/07/13	4,474,531
4,600,000	3.875	03/10/15	4,743,709
5,000,000	4.500 (b)	10/01/20	4,990,370
Dolphin Energy Ltd.(a)(b)
507,595	5.888	06/15/19	542,518
Gaz Capital SA for Gazprom(d)
810,000	9.250	04/23/19	992,250
Nexen, Inc.(b)
1,350,000	7.500	07/30/39	1,467,705
Pemex Project Funding Master Trust(b)
900,000	6.625	06/15/35	904,500
Petro-Canada(b)
4,675,000	6.050	05/15/18	5,318,558
Shell International Finance BV(b)
3,200,000	1.875	03/25/13	3,246,234
Transocean, Inc.(b)
1,700,000	4.950	11/15/15	1,754,508
7,650,000	6.500	11/15/20	8,104,278
1,400,000	6.800	03/15/38	1,417,322
Valero Logistics(b)
2,000,000	6.050	03/15/13	2,128,362

			48,157,408

Food & Beverage — 4.0%
Anheuser-Busch InBev Worldwide, Inc.(a)(b)
7,925,000	7.750	01/15/19	9,861,458
2,500,000	8.200	01/15/39	3,391,495
Bacardi Ltd.(a)(b)
1,200,000	7.450	04/01/14	1,380,362
450,000	8.200	04/01/19	558,151
Cargill, Inc.(a)(b)
2,003,000	7.350	03/06/19	2,401,491
Kraft Foods, Inc.
625,000	6.125	08/23/18	713,295
6,575,000	6.500	02/09/40	7,324,254

			25,630,506

Health Care(b) — 0.7%
Laboratory Corp. of America Holdings
2,200,000	3.125	05/15/16	2,163,676
2,475,000	4.625	11/15/20	2,440,419

			4,604,095

Health Care — Medical Products(b) — 4.2%
Agilent Technologies, Inc.
6,226,000	5.500	09/14/15	6,726,696
Boston Scientific Corp.
8,550,000	4.500	01/15/15	8,710,848

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care — Medical Products(b) — (continued)
Hospira, Inc.
$2,100,000	5.600%	09/15/40	$2,055,323
Life Technologies Corp.
6,000,000	4.400	03/01/15	6,239,541
St. Jude Medical, Inc.
2,675,000	3.750	07/15/14	2,818,765

			26,551,173

Life Insurance — 3.8%
American International Group, Inc.(b)
1,175,000	6.400	12/15/20	1,222,893
Lincoln National Corp.(b)
1,200,000	4.300	06/15/15	1,236,070
MetLife Capital Trust X(a)(b)
1,500,000	9.250	04/08/38	1,762,500
Nationwide Life Global Funding I(a)
2,450,000	5.450	10/02/12	2,525,463
Prudential Financial, Inc.
2,550,000	6.100	06/15/17	2,820,835
3,650,000	6.000	12/01/17	4,039,804
Reinsurance Group of America, Inc.(b)(c)
2,100,000	6.750	12/15/65	1,937,250
Symetra Financial Corp.(a)(b)
1,850,000	6.125	04/01/16	1,865,793
The Northwestern Mutual Life Insurance Co.(a)(b)
6,350,000	6.063	03/30/40	7,013,854

			24,424,462

Media — Cable — 2.9%
Comcast Cable Communications Holdings, Inc.
2,200,000	8.375	03/15/13	2,506,319
1,075,000	9.455	11/15/22	1,441,540
Comcast Corp.(b)
7,150,000	5.300	01/15/14	7,772,955
Cox Communications, Inc.(a)(b)
2,025,000	8.375	03/01/39	2,606,715
DIRECTV Holdings LLC(b)
3,925,000	7.625	05/15/16	4,346,938

			18,674,467

Media — Non Cable — 1.5%
NBC Universal, Inc.(a)(b)
3,975,000	4.375	04/01/21	3,853,695
News America, Inc.
1,800,000	5.300	12/15/14	1,980,543
WPP Finance UK(b)
3,450,000	8.000	09/15/14	3,970,105

			9,804,343

Metals & Mining(b) — 1.8%
Anglo American Capital PLC(a)
3,528,000	9.375	04/08/14	4,247,620
ArcelorMittal
1,500,000	5.375	06/01/13	1,593,406
Freeport-McMoRan Copper & Gold, Inc.
5,075,000	8.375	04/01/17	5,595,188

			11,436,214

Noncaptive — Financial — 0.7%
General Electric Capital Corp.
4,175,000	5.875	01/14/38	4,304,599

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Pharmaceuticals(b) — 2.4%
Roche Holdings, Inc.(a)
$5,900,000	5.000%		03/01/14	$6,460,931
Watson Pharmaceuticals, Inc.
8,425,000	5.000		08/15/14	8,935,328

				15,396,259

Pipelines(b) — 5.6%
CenterPoint Energy Resources Corp. Series B
2,500,000	7.875		04/01/13	2,827,555
DCP Midstream LLC(a)
3,665,000	9.750		03/15/19	4,736,353
Energy Transfer Partners LP
6,127,000	5.950		02/01/15	6,682,355
Enterprise Products Operating LLC
3,973,000	7.550		04/15/38	4,731,508
Southern Natural Gas Co.(a)
700,000	5.900		04/01/17	750,496
Tennessee Gas Pipeline Co.
1,460,000	7.000		10/15/28	1,551,488
2,125,000	8.375		06/15/32	2,432,992
The Williams Cos., Inc.
691,000	7.875		09/01/21	815,367
408,000	8.750		03/15/32	500,638
TransCanada PipeLines Ltd.(c)
3,875,000	6.350		05/15/67	3,816,875
Valmont Industries, Inc.
4,500,000	6.625		04/20/20	4,695,292
Williams Partners LP
1,800,000	3.800		02/15/15	1,859,530

				35,400,449

Property/Casualty Insurance — 1.9%
Alleghany Corp.(b)
2,900,000	5.625		09/15/20	2,840,641
Arch Capital Group Ltd.(b)
1,245,000	7.350		05/01/34	1,287,362
CNA Financial Corp.(b)
1,025,000	5.850		12/15/14	1,082,450
QBE Insurance Group Ltd.(a)
922,000	9.750		03/14/14	1,082,875
855,000	5.647	(b)(c)	07/01/23	810,536
Transatlantic Holdings, Inc.(b)
3,725,000	8.000		11/30/39	3,809,888
ZFS Finance USA Trust II(a)(b)(c)
1,275,000	6.450		12/15/65	1,254,281

				12,168,033

Real Estate Investment Trusts(b) — 6.6%
Arden Realty LP(e)
1,160,000	5.200		09/01/11	1,193,298
Developers Diversified Realty Corp.
2,750,000	7.500		04/01/17	3,066,250
Duke Realty LP
3,150,000	6.750		03/15/20	3,422,082
HCP, Inc.
5,100,000	6.300		09/15/16	5,447,529
Healthcare Realty Trust, Inc.
3,575,000	5.750		01/15/21	3,578,046
Kilroy Realty LP
2,300,000	5.000		11/03/15	2,281,435
Pan Pacific Retail Properties, Inc.
1,350,000	5.950		06/01/14	1,472,684

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trusts(b) — (continued)
Post Apartment Homes LP
$3,000,000	6.300%	06/01/13	$3,220,530
ProLogis(d)
8,000,000	2.250	04/01/37	7,966,968
Simon Property Group LP
2,475,000	5.750	12/01/15	2,758,273
2,375,000	10.350	04/01/19	3,243,654
3,625,000	5.650	02/01/20	3,931,786
675,000	4.375	03/01/21	662,524

			42,245,059

Restaurants(b) — 0.5%
Yum! Brands, Inc.
3,475,000	3.875	11/01/20	3,328,399

Retailers(b) — 0.8%
CVS Caremark Corp.(c)
3,475,000	6.302	06/01/37	3,360,353
Nordstrom, Inc.
1,675,000	6.750	06/01/14	1,897,049

			5,257,402

Technology — Hardware(b) — 0.1%
Fiserv, Inc.
644,000	6.125	11/20/12	697,343

Tobacco — 1.8%
Altria Group, Inc.
4,775,000	9.700	11/10/18	6,271,408
BAT International Finance PLC(a)(b)
4,032,000	9.500	11/15/18	5,305,999

			11,577,407

Transportation(b) — 0.5%
Burlington Northern Santa Fe LLC
2,975,000	7.000	02/01/14	3,377,967

Wireless Telecommunications — 1.9%
AT&T, Inc.(b)
2,300,000	6.400	05/15/38	2,455,203
Qtel International Finance Ltd.
2,200,000	7.875	06/10/19	2,618,000
Telecom Italia Capital SA(b)
6,990,000	5.250	10/01/15	7,147,251

			12,220,454

Wirelines Telecommunications(b) — 1.9%
Qwest Corp.
4,150,000	8.375	05/01/16	4,917,750
Telecom Italia Capital SA
1,500,000	6.200	07/18/11	1,539,393
5,700,000	4.950	09/30/14	5,804,070

			12,261,213

TOTAL CORPORATE OBLIGATIONS			$556,687,607

Mortgage—Backed Obligations — 2.8%
Collateralized Mortgage Obligations — 2.8%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(a)(c)
$3,100,000	1.684%	05/17/60	$3,095,900

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Countrywide Alternative Loan Trust Series 2007-06, Class A4
$1,200,000	5.750%	04/25/47	$768,725
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
2,049,143	5.750	07/25/37	1,496,888
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
1,570,090	6.000	08/25/37	1,197,182
Holmes Master Issuer PLC Series 2010-1A, Class A2(a)(c)
1,400,000	1.671	10/15/54	1,399,983
NCUA Guaranteed Notes Series 2010-C1, Class A2
2,500,000	2.900	10/29/20	2,428,525
Residential Asset Securitization Trust Series 2007-06, Class 1A3
1,015,672	6.000	04/25/37	756,586
Silverstone Master Issuer Series 2010-1A, Class A1(a)(c)
3,200,000	1.684	01/21/55	3,203,229
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1(c)
1,820,539	5.764	11/25/35	1,529,077
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,381,683	0.521	11/25/45	1,178,986
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
1,351,346	6.000	06/25/37	1,125,866

TOTAL MORTGAGE-BACKED OBLIGATIONS			$18,180,947

Foreign Debt Obligations — 3.1%
Sovereign — 2.3%
Federal Republic of Brazil
$820,000	8.250%	01/20/34	$1,092,650
4,250,000	7.125	01/20/37	5,068,125
Republic of Peru
1,250,000	8.750	11/21/33	1,715,625
1,000,000	6.550	03/14/37	1,095,000
Russian Federation
1,199,300	7.500	03/31/30	1,386,690
State of Qatar
600,000	5.150	04/09/14	645,000
United Mexican States
3,800,000	6.050	01/11/40	3,885,500

			14,888,590

Supranational — 0.8%
Asian Development Bank
3,100,000	1.000	05/22/15	2,929,441
North American Development Bank
2,000,000	4.375	02/11/20	2,056,130

			4,985,571

TOTAL FOREIGN DEBT OBLIGATIONS			$19,874,161

Agency Debentures — 0.1%
Tennessee Valley Authority
$500,000	4.625%	09/15/60	$467,170

Principal	Interest		Maturity
Amount	Rate		Date	Value
U.S. Treasury Obligations — 1.2%
United States Treasury Inflation Protected Securities
$2,306,509	1.250	%(e)	07/15/20	$2,363,802
3,538,732	2.375		01/15/25	3,940,166
1,138,715	2.375		01/15/27	1,265,579

TOTAL U.S. TREASURY OBLIGATIONS				$7,569,547

Municipal Debt Obligations — 4.3%
California — 2.9%
California State GO Bonds Build America Taxable Series 2009
$1,450,000	7.500%		04/01/34	$1,500,387
10,520,000	7.550		04/01/39	10,910,713
455,000	7.300		10/01/39	458,231
California State GO Bonds Build America Taxable Series 2010
2,645,000	7.625		03/01/40	2,759,819
California State University RB Build America Bonds Series 2010
2,825,000	6.484		11/01/41	2,798,897

				18,428,047

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2007-Z-1
1,275,000	5.000		07/01/42	1,290,848

Illinois — 1.0%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Bonds Taxable Direct Payment Series 2009
1,775,000	5.720		12/01/38	1,763,569
Illinois State GO Bonds Build America Series 2010
5,675,000	6.630		02/01/35	5,158,575

				6,922,144

New Jersey — 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414		01/01/40	384,160

New York — 0.1%
New York State Dormitory Authority Non-State Supported Debt RB for Cornell University Series 2010 A
425,000	5.000		07/01/40	426,590

TOTAL MUNICIPAL DEBT OBLIGATIONS				$27,451,789

Shares	Rate	Value
Preferred Stock(b)(c) — 0.3%
JPMorgan Chase & Co.
1,575,000	7.900%	$1,674,209

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$631,905,430

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(f) — 0.7%
Repurchase Agreement — 0.7%
Joint Repurchase Agreement Account II
$4,500,000	0.247%	01/03/11	$4,500,000
Maturity Value: $4,500,093

TOTAL INVESTMENTS — 99.6%			$636,405,430

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			2,330,659

NET ASSETS — 100.0%			$638,736,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $137,614,230, which represents approximately 21.5% of net assets as of December 31, 2010.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
EUR	— Euro
JPY	— Japanese Yen

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Credit Suisse International (London)	USD/JPY	03/16/11	$3,817,458	$42,785

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

HSBC Bank PLC	EUR/USD	03/16/11	$7,215,376	$(125,376)
JPMorgan Securities, Inc.	EUR/USD	03/16/11	7,370,458	(73,315)
	JPY/USD	03/16/11	3,817,458	(107,458)
Royal Bank of Canada	USD/EUR	01/11/11	277,515	(2,340)

TOTAL				$(308,489)

FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

2 Year U.S. Treasury Notes	(15)	March 2011	$(3,283,594)	$(4,244)
5 Year U.S. Treasury Notes	50	March 2011	5,885,938	11,621
10 Year U.S. Treasury Notes	249	March 2011	29,988,938	(875,870)
30 Year U.S. Treasury Bonds	112	March 2011	13,678,000	(368,918)
Ultra Long U.S. Treasury Bonds	167	March 2011	21,224,656	(137,293)

TOTAL				$(1,374,704)

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Banc of America Securities LLC	$21,000	(a)	11/05/14	3 month LIBOR	1.626%	$383,286	$—	$383,286
	17,500	(a)	11/23/14	3 month LIBOR	2.116	172,142	—	172,142
	17,500	(a)	11/05/17	2.755%	3 month LIBOR	(679,541)	—	(679,541)
	15,600	(a)	11/23/19	3.587	3 month LIBOR	(367,520)	—	(367,520)
	4,800		11/05/20	3 month LIBOR	3.575	265,413	—	265,413
	5,600	(a)	11/23/27	3 month LIBOR	4.206	165,379	—	165,379
Credit Suisse International (London)	2,100	(a)	06/15/41	3 month LIBOR	3.750	169,892	2,063	167,829
Deutsche Bank Securities, Inc.	43,100	(a)	11/02/14	3 month LIBOR	1.645	765,979	—	765,979
	36,000	(a)	11/02/17	2.750	3 month LIBOR	(1,395,086)	—	(1,395,086)
	9,900	(a)	11/02/22	3 month LIBOR	3.545	568,848	—	568,848

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	$1,900	(a)	06/15/41	3.750%	3 month LIBOR	$(153,712)	$(109,929)	$(43,783)
	4,200	(a)	06/15/41	3 month LIBOR	3.750%	339,784	41,667	298,117
JPMorgan Securities, Inc.	2,300	(a)	06/15/41	3.750	3 month LIBOR	(186,072)	(130,771)	(55,301)

TOTAL						$48,792	$(196,970)	$245,762

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.
CREDIT DEFAULT SWAP CONTRACTS

					Credit
					Spread at
			Rates		December 31,		Upfront
		Notional	received		2010		Payments
	Referenced	Amount	(paid) by	Termination	(basis	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	points)(b)	Value	by the Fund	Gain (Loss)

Protection Sold:
Credit Suisse International (London)	Prudential Financial, Inc. 4.50% 07/15/13	$2,350	1.000%	06/20/15	130	$(28,700)	$(106,687)	$77,987
	CDX North America Investment Grade Index	41,000	1.000	12/20/15	85	302,361	290,593	11,768
Deutsche Bank Securities, Inc.	MetLife Inc. 5.00% 06/15/15	1,825	1.000	03/20/15	145	(32,483)	(82,162)	49,679
		5,200	1.000	09/20/15	156	(127,375)	(290,325)	162,950
	CDX North America Investment Grade Index	42,000	1.000	12/20/15	85	309,736	241,653	68,083

TOTAL						$423,539	$53,072	$370,467

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the Fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG
	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$34,400	06/20/11	3.670%	$(1,052,268)	$(990,720)	$(61,548)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	34,400	06/20/11	3.670%	(892,722)	(990,720)	97,998

TOTAL					$(1,944,990)	$(1,981,440)	$36,450

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	68,800	(1,981,440)

Contracts Outstanding December 31, 2010	$68,800	$(1,981,440)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$616,532,179

Gross unrealized gain	23,878,938
Gross unrealized loss	(4,005,687)

Net unrealized security gain	$19,873,251

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — 62.5%
Argentina(a) — 1.7%
Republic of Argentina (NR/NR)
ARS	442,470,000	0.000%	12/15/35	$16,213,182
EUR	98,680,000	1.985	12/15/35	17,142,590

				33,355,772

Brazil — 6.7%
Brazil Letras do Tesouro Nacional (NR/NR)
BRL	67,795,736	6.000	08/15/40	43,281,268
Brazil Notas do Tesouro Nacional (NR/Baa3)
	23,841,000	10.000	01/01/14	13,614,068
	35,791,000	10.000	01/01/17	19,803,665
	104,954,000	10.000	01/01/21	55,934,153

				132,633,154

Chile — 0.2%
Republic of Chile (A+/Aa3)
CLP	1,537,000,000	5.500	08/05/20	3,407,904

Colombia — 3.0%
Republic of Colombia (BB+/Ba1)
COP	57,044,000,000	7.750	04/14/21	35,876,219
	32,258,000,000	9.850	06/28/27	23,775,826

				59,652,045

Hungary — 6.8%
Hungary Government Bond (BBB-/Baa3)
HUF	4,964,000,000	7.250	06/12/12	23,797,166
	2,230,000,000	5.500	02/12/14	10,063,550
	11,666,000,000	8.000	02/12/15	56,312,198
	8,302,000,000	5.500	02/12/16	35,970,012
	1,700,000,000	6.500	06/24/19	7,400,288

				133,543,214

Indonesia — 3.4%
Republic of Indonesia (BB+/Ba1)
IDR	63,600,000,000	11.000	11/15/20	8,735,294
Republic of Indonesia (NR/Ba1)
	481,300,000,000	10.500	08/15/30	59,361,224

				68,096,518

Malaysia — 4.8%
Malaysia Government Bond (NR/A3)
MYR	112,700,000	3.741	02/27/15	36,896,595
	171,025,000	4.378	11/29/19	56,920,514

				93,817,109

Mexico — 8.8%
Mexican Bonos (A/Baa1)
MXN	517,715,000	9.000	12/20/12	44,944,956
	157,320,000	8.000	06/11/20	13,643,453
	504,071,200	10.000	12/05/24	50,882,376
	158,255,000	10.000	11/20/36	15,858,163
	165,228,700	8.500	11/18/38	14,248,989

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Mexico — (continued)
Mexican Cetes (NR/NR)(b)
MXN	410,880,000	0.000%	02/10/11	$33,097,964

				172,675,901

Peru — 0.3%
Peru Government Bond (BBB+/Baa3)
PEN	15,743,000	9.910	05/05/15	6,804,903

Philippines — 0.3%
Republic of Philippines (BB/Ba3)
PHP	236,000,000	4.950	01/15/21	5,642,776

Poland — 2.5%
Poland Government Bond (A/A2)
PLN	42,865,000	5.250	04/25/13	14,630,049
	99,596,220	3.000	08/24/16	34,241,667

				48,871,716

South Africa — 10.8%
Republic of South Africa (A+/A3)
ZAR	56,700,000	13.500	09/15/15	10,686,842
	53,550,000	8.000	12/21/18	8,102,743
	583,155,000	10.500	12/21/26	105,531,801
Republic of South Africa (NR/A3)
	643,300,000	6.750	03/31/21	88,210,468

				212,531,854

Thailand — 8.6%
Bank of Thailand (NR/NR)(b)
THB	323,000,000	0.000	11/03/11	10,507,955
	345,000,000	0.000	04/21/11	11,376,295
	239,000,000	0.000	10/06/11	7,791,481
Thailand Government Bond (NR/Baa1)
	3,290,600,000	3.625	05/22/15	111,164,317
	558,000,000	4.125	11/18/16	19,171,282
Thailand Government Bond (NR/NR)(b)
	314,000,000	0.000	08/04/11	10,281,990

				170,293,320

Turkey — 3.7%
Turkey Government Bond (NR/NR)
TRY	102,050,000	0.000 (b)	08/08/12	59,117,618
	20,025,000	11.000	08/06/14	14,234,091

				73,351,709

Venezuela — 0.9%
Republic of Venezuela (BB-/B2)
	$500,000	7.750	10/13/19	338,750
	24,940,000	8.250	10/13/24	16,023,950
	1,230,000	7.650	04/21/25	753,375

				17,116,075

TOTAL SOVEREIGN DEBT OBLIGATIONS				$1,231,793,970

Structured Notes — 5.5%
Egyptian Treasury Bills (Issuer Deutsche Bank AG) (NR/NR)(b)
EGP	191,000,000	0.000%	02/01/11	$32,652,610
	81,000,000	0.000	02/08/11	13,811,163
Notas do Tesouro Nacional Series B (Issuer Credit Suisse AG) (NR/NR)
BRL	11,246,674	6.000	08/15/40	7,179,954

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Structured Notes — (continued)
Republic of Indonesia (Issuer Barclays Bank PLC) (BB+/Ba1)
IDR	140,000,000,000	10.000	07/17/17	$17,822,420
Republic of Indonesia (Issuer HSBC Corp.) (BB+/Ba1)
	35,000,000,000	10.750	05/15/16	4,525,527
	46,000,000,000	10.000	07/15/17	5,837,252
Republic of Indonesia (Issuer JPMorgan Chase) (BB+/Ba1)
	123,000,000,000	10.000	07/17/17	15,602,298
	80,000,000,000	11.000	11/15/20	10,941,620

TOTAL STRUCTURED NOTES				$108,372,844

Corporate Obligations — 2.4%
Germany — 0.1%
Kreditanstalt fuer Wiederaufbau (AAA/Aaa)
NGN	255,000,000	8.500%	01/18/11	$1,678,303

Luxembourg — 1.0%
Gaz Capital SA for Gazprom (BBB/Baa1)(c)
	$12,620,000	9.250	04/23/19	15,459,500
Gazprom Via Gaz Capital SA (BBB/Baa1)(d)
	3,690,000	5.092	11/29/15	3,773,025

				19,232,525

Philippines — 0.1%
JPMorgan Chase & Co. (A+/Aa3)
PHP	52,000,000	6.000	10/10/12	1,277,507

Russia — 1.1%
Red Arrow International Leasing PLC (BBB/Baa2)
RUB	43,633,777	8.375	06/30/12	1,442,699
RSHB Capital SA for OJSC Russian Agricultural Bank (NR/Baa1)
	632,800,000	7.500	03/25/13	20,855,743

				22,298,442

Venezuela(d)(e) — 0.1%
Petroleos de Venezuela SA (B+/NR)
	$3,970,000	8.500	11/02/17	2,669,825

TOTAL CORPORATE OBLIGATIONS				$47,156,602

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$1,387,323,416

Short-term Investment(f) — 28.0%
Repurchase Agreement — 28.0%
Joint Repurchase Agreement Account II
	$551,400,000	0.247%	01/03/11	$551,400,000
Maturity Value: $551,411,350

TOTAL INVESTMENTS — 98.4%				$1,938,723,416

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%				32,134,805

NET ASSETS — 100.0%				$1,970,858,221

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(b) Issued with a zero coupon. Income is recognized through the accretion of discount.

(c) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,442,850, which represents approximately 0.3% of net assets as of December 31, 2010.

(e) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Gain

Bank of America NA	USD/BRL	01/18/11	$5,218,780	$199,780
	USD/SGD	03/16/11	2,941,044	69,044
Barclays Bank PLC	IDR/USD	01/18/11	13,374,359	23,641
	KRW/USD	01/18/11	20,537,127	93,874
	USD/BRL	01/18/11	19,850,678	923,678
	USD/CNY	03/17/11	58,156,266	1,409,639
	USD/IDR	01/18/11	24,898,944	65,336
	USD/KRW	01/18/11	5,867,208	208
	USD/PLN	03/16/11	139,947,680	3,677,326
	USD/RUB	01/18/11	30,174,404	373,404
Citibank NA	USD/RUB	01/18/11	33,471,157	516,974
Credit Suisse International (London)	USD/BRL	01/18/11	29,083,921	695,766
	USD/ZAR	03/16/11	5,197,984	219,984
Deutsche Bank AG (London)	EUR/USD	03/16/11	4,723,933	4,548
	USD/IDR	01/18/11	16,523,613	98,613
	USD/INR	01/18/11	15,776,354	150,650
	USD/MXN	03/16/11	37,638,635	412,420
	USD/PEN	01/18/11	16,717,389	52,389
	USD/PLN	03/16/11	38,088,778	1,033,339
	USD/RUB	01/18/11	26,176,816	616,816
	USD/TWD	01/18/11	36,764,431	1,783,431
HSBC Bank PLC	COP/USD	01/18/11	4,271,734	68,266
	USD/BRL	01/18/11	99,353,014	3,105,014
	USD/CLP	01/18/11	10,004,065	49,065
	USD/CNY	03/17/11	21,473,023	343,023
	USD/INR	01/18/11	9,579,664	118,664
	USD/MYR	01/18/11	151,632,348	2,381,475
	USD/PHP	01/18/11	16,987,204	102,204
	USD/RUB	01/18/11	37,210,243	364,243
	USD/SGD	03/16/11	16,653,970	370,960
	USD/TRY	03/16/11	6,622,713	69,701
	USD/TWD	01/18/11	35,537,852	2,002,852
JPMorgan Securities, Inc.	USD/ILS	03/16/11	19,549,550	427,065
Morgan Stanley & Co.	MXN/USD	02/10/11	32,837,020	285,721
	USD/CNY	01/18/11	2,468,281	22,281
	USD/INR	01/18/11	4,290,209	78,209
	USD/MXN	03/16/11	36,198,072	136,778
	USD/MYR	01/18/11	15,907,595	400,595
	USD/PHP	01/18/11	4,158,188	6,188
	USD/TWD	01/18/11	4,922,356	204,356
Royal Bank of Canada	EUR/PLN	03/16/11	9,465,233	130,150
	KRW/USD	01/18/11	32,403,926	159,584
	USD/IDR	01/18/11	4,557,666	13,666
	USD/JPY	03/16/11	9,756,233	329,233
	USD/RUB	01/18/11	9,591,327	79,327
	USD/TWD	01/18/11	37,284,336	1,370,037
	USD/TWD	04/11/11	30,007,738	1,221,566
	USD/ZAR	03/16/11	9,910,628	338,628
Royal Bank of Scotland PLC	USD/CNY	03/17/11	12,699,030	3,030
	USD/RUB	01/18/11	6,947,947	153,947
State Street Bank	USD/HUF	03/16/11	4,033,480	13,480
UBS AG (London)	USD/BRL	01/18/11	6,137,362	272,162
	USD/CNY	03/17/11	2,477,511	21,538

TOTAL				$27,063,868

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Sell/Buy	Date	Value	Loss

Barclays Bank PLC	BRL/USD	01/18/11	$17,855,892	$(578,892)
	EUR/USD	03/16/11	9,454,546	(29,185)
	HUF/USD	03/16/11	51,313,956	(812,060)
	MYR/USD	01/18/11	18,931,209	(256,529)
	RUB/USD	01/18/11	4,099,977	(51,977)
	TWD/USD	01/18/11	9,574,127	(424,127)
	USD/IDR	01/18/11	16,453,915	(29,085)
	USD/INR	01/18/11	27,242,227	(54,773)
	USD/KRW	01/18/11	16,823,286	(201,961)
	USD/RUB	01/18/11	58,058,658	(601,836)
Citibank NA	USD/INR	01/18/11	17,037,539	(14,461)
	USD/KRW	01/18/11	18,072,201	(329,799)
	USD/PHP	01/18/11	5,490,435	(10,721)
	USD/RUB	01/18/11	40,494,561	(503,473)
Deutsche Bank AG (London)	BRL/USD	01/18/11	4,780,255	(110,255)
	CLP/USD	01/18/11	4,101,342	(128,914)
	KRW/USD	01/18/11	9,521,263	(108,577)
	MYR/USD	01/18/11	9,788,660	(85,660)
	PHP/USD	01/18/11	3,512,763	(66,763)
	RUB/USD	01/18/11	19,195,293	(605,293)
	TWD/USD	01/18/11	9,498,373	(474,373)
	ZAR/USD	03/16/11	5,023,389	(240,881)
HSBC Bank PLC	BRL/USD	01/18/11	28,217,113	(838,113)
	IDR/USD	01/18/11	10,230,321	(10,321)
	INR/USD	01/18/11	28,604,869	(326,812)
	JPY/USD	03/16/11	9,663,895	(196,895)
	MYR/USD	01/18/11	28,464,573	(620,573)
	RUB/USD	01/18/11	55,664,773	(1,077,773)
	TRY/USD	03/16/11	19,051,464	(4,464)
	TWD/USD	01/18/11	42,681,066	(1,956,066)
	USD/IDR	01/18/11	16,825,210	(106,185)
	USD/KRW	01/18/11	25,148,035	(550,358)
	USD/PEN	04/11/11	2,150,876	(1,124)
	USD/PHP	01/18/11	20,857,572	(522,052)
	USD/TRY	03/16/11	121,154,794	(3,385,960)
JPMorgan Securities, Inc.	EUR/USD	03/16/11	63,353,632	(860,895)
Morgan Stanley & Co.	USD/TRY	03/16/11	16,589,887	(289,356)
Royal Bank of Canada	BRL/USD	01/18/11	54,784,776	(1,907,202)
	CLP/USD	01/18/11	5,922,760	(169,520)
	EUR/USD	03/16/11	11,538,634	(7,030)
	INR/USD	01/18/11	13,617,164	(85,164)
	JPY/USD	03/16/11	9,633,962	(166,962)
	KRW/USD	01/18/11	37,891,339	(550,339)
	MXN/USD	03/16/11	6,436,640	(12,626)
	MYR/USD	01/18/11	9,926,325	(225,325)
	PHP/USD	01/18/11	19,248,128	(321,128)
	RUB/USD	01/18/11	9,012,046	(150,046)
	TWD/USD	01/18/11	52,755,408	(2,125,528)
	USD/COP	01/18/11	37,108,575	(2,114,281)
	USD/INR	01/18/11	17,216,079	(60,921)
	USD/KRW	01/18/11	34,442,925	(320,076)
	USD/PEN	01/18/11	7,524,048	(36,160)
	USD/PHP	01/18/11	11,625,878	(335,122)
	USD/TRY	03/16/11	6,506,212	(186,788)
	ZAR/USD	03/16/11	48,731,178	(2,248,176)
UBS AG (London)	CNY/USD	01/18/11	2,468,281	(24,119)

TOTAL				$(27,513,055)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

Bank of America NA	ZAR	300,000	04/09/12	7.020%	3 month JIBAR	$894,436
	MXN	398,490	12/17/20	7.480	Mexico Interbank TIIE 28 Days	278,884
Barclays Bank PLC	BRL	567,480	01/02/12	11.335	Brazilian Interbank Deposit Average	(1,450,653)
Citibank NA	PLN	125,000	06/28/12	4.600	6 month WIBOR	924,063
Deutsche Bank Securities, Inc.	BRL	54,420	01/02/12	11.514	Brazilian Interbank Deposit Average	(108,170)
		420,000	01/02/12	11.770	Brazilian Interbank Deposit Average	(288,160)
	ZAR	375,000	02/01/12	7.363	3 month JIBAR	1,213,296
	PLN	92,758	03/11/12	4.890	6 month WIBOR	979,056
	CLP	20,000,000	03/19/12	2.650	6 month Chilean Interbank Camara Rate Average	(912,402)
	PLN	150,000	03/22/12	4.750	6 month WIBOR	1,414,040
		78,400	06/14/12	4.430	6 month WIBOR	500,321
		267,000	06/14/12	4.410	6 month WIBOR	1,668,855
		213,850	06/29/12	4.580	6 month WIBOR	1,542,357
	CLP	8,400,000	08/20/12	4.190	6 month Chilean Interbank Camara Rate Average	(36,339)
		8,550,000	08/20/12	4.150	6 month Chilean Interbank Camara Rate Average	(52,667)
		8,146,000	09/04/12	4.120	6 month Chilean Interbank Camara Rate Average	(84,706)
	PLN	307,130	09/28/12	4.660	6 month WIBOR	(66,679)
		167,800	12/17/12	4.850	6 month WIBOR	11,647

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

Deutsche Bank Securities, Inc.	BRL	190,000	01/02/13	12.270	Brazilian Interbank Deposit Average	$81,015
	CLP	1,800,000	11/18/14	5.040	6 month Chilean Interbank Camara Rate Average	(27,654)
	MXN	325,440	12/04/20	7.560	Mexico Interbank TIIE 28 Days	415,332
JPMorgan Securities, Inc.	ZAR	300,000	02/18/12	7.390	3 month JIBAR	989,485
	CLP	9,600,000	07/29/12	4.010	6 month Chilean Interbank Camara Rate Average	(68,944)
		9,861,000	07/30/12	4.000	6 month Chilean Interbank Camara Rate Average	(74,042)
		8,462,000	09/27/12	4.460	6 month Chilean Interbank Camara Rate Average	19,401
	BRL	245,730	01/02/13	12.190	Brazilian Interbank Deposit Average	(14,692)
	CLP	2,145,000	12/15/14	5.260	6 month Chilean Interbank Camara Rate Average	(6,438)
		15,750,000	04/20/15	4.950	6 month Chilean Interbank Camara Rate Average	(432,395)

TOTAL						$7,308,247

* There are no upfront payments on the swap contract(s), therefore, the unrealized gain/loss of the swap contract(s) is equal to their market value.

TOTAL RETURN SWAP CONTRACTS

	Notional
	Amount		Reference	Termination	Financing	Unrealized
Counterparty	(000s)		Security	Date	Fee#	Gain (Loss)*

Deutsche Bank Securities, Inc.	IDR	89,000,000	Republic of Indonesia, 10.750% 05/23/16	05/23/16	6 month LIBOR +0.200%	$994,956

* There are no upfront payments on the swap contract(s), therefore, the unrealized gain/loss of the swap contract(s) is equal to their market value.

# The Fund receives semi-annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,903,555,501

Gross unrealized gain	60,000,524
Gross unrealized loss	(24,832,609)

Net unrealized security gain	$35,167,915

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — 94.7%
Collateralized Mortgage Obligations — 5.6%
Adjustable Rate Non-Agency(a) — 1.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$282,676	2.879%	04/25/35	$252,547
American Home Mortgage Investment Trust Series 2004-3, Class 1A
9,730	0.631	10/25/34	9,115
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
318,516	2.614	04/25/34	290,867
Bear Stearns Alt-A Trust Series 2004-3, Class A1
99,521	0.901	04/25/34	82,964
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,302,644	2.757	07/25/35	1,003,080
Countrywide Alternative Loan Trust Series 2005-16, Class A1
1,016,000	1.973	06/25/35	653,787
Countrywide Alternative Loan Trust Series 2005-38, Class A1
281,707	1.828	09/25/35	183,457
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
333,296	2.833	02/19/34	313,701
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
387,160	3.089	11/20/34	324,703
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
705,834	0.531	10/20/45	435,913
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
424,706	0.501	01/19/36	249,117
Impac CMB Trust Series 2004-08, Class 1A
109,167	0.981	10/25/34	71,982
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,205,005	2.905	07/25/35	1,098,559
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,355,012	1.068	01/25/47	631,855
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,269,991	2.794	10/25/34	1,074,214
Mortgage IT Trust Series 2005-5, Class A1
932,949	0.521	12/25/35	658,633
Sequoia Mortgage Trust Series 2004-09, Class A2
425,589	0.820	10/20/34	351,775
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
551,187	2.602	05/25/34	528,733
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
238,013	2.715	09/25/34	214,613
Structured Adjustable Rate Mortgage Loan Trust Series 2004-19, Class 2A2
137,167	2.594	01/25/35	90,369

			8,519,984

Interest Only(b) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
33,057	5.500	06/25/33	1,703
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
60,521	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
75,531	5.250	07/25/33	3,403
FHLMC STRIPS Series 256, Class 56
7,450,126	4.500	05/15/23	783,768

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Interest Only(b) — (continued)
FNMA REMIC Series 2004-47, Class EI(a)(c)
$718,065	0.000%	06/25/34	$12,022
FNMA REMIC Series 2004-62, Class DI(a)(c)
303,944	0.000	07/25/33	3,527
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
26,839	0.123	08/25/33	82
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
8,009	0.320	07/25/33	48

			804,553

Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
15,694	25.640	10/16/31	22,750
GNMA Series 2001-51, Class SB
15,304	25.640	10/16/31	23,298

			46,048

Planned Amortization Class — 1.0%
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	5,305,317

Regular Floater(a) — 0.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
780,756	0.811	02/25/48	780,653
FHLMC REMIC Series 3038, Class XA(c)
16,295	0.000	09/15/35	16,237
FHLMC REMIC Series 3313, Class AU(c)
5,107	0.000	04/15/37	5,066
NCUA Guaranteed Notes Series 2010-A1, Class A
1,100,000	0.661	12/07/20	1,101,155

			1,903,111

Sequential Fixed Rate — 2.1%
FHLMC REMIC Series 2042, Class N
403,094	6.500	03/15/28	442,349
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,082,502
FHLMC REMIC Series 2770, Class TW
7,300,000	4.500	03/15/19	7,714,378
FHLMC REMIC Series 2844, Class BY
278,947	4.000	06/15/18	285,010
FNMA REMIC Series 2000-16, Class ZG
605,085	8.500	06/25/30	688,947
NCUA Guaranteed Notes Series 2010-R1, Class 2A
371,000	1.840	10/07/20	366,826

			10,580,012

Sequential Floating Rate(a) — 0.2%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
1,261,705	0.716	10/07/20	1,260,719

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$28,419,744

Commercial Mortgage—Backed Securities — 13.4%
Interest Only(a)(b)(d) — 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$3,708,995	1.192%	03/13/40	$11,068
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
3,161,115	0.915	01/15/38	2,530
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
3,763,424	1.467	02/11/36	$8,550

			22,148

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
Commercial Mortgage—Backed Securities — (continued)
Sequential Fixed Rate — 5.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP6, Class A2
$5,370,668	6.460%	10/15/36	$5,598,426
Credit Suisse Mortgage Capital Certificates Trust Series 2006-C4, Class A3
825,000	5.467	09/15/39	857,476
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
2,700,000	5.444	03/10/39	2,852,938
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,640,000	5.156	02/15/31	3,868,349
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4
2,500,000	5.372	09/15/39	2,669,179
Morgan Stanley Capital I Series 2006-IQ12, Class A4
5,500,000	5.332	12/15/43	5,786,266
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4
3,500,000	5.308	11/15/48	3,708,617

			25,341,251

Sequential Floating Rate(a) — 8.4%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.195	09/10/47	5,414,672
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4
2,000,000	5.740	05/10/45	2,165,897
Commercial Mortgage Pass-Through Certificates Series 2006-C7, Class A4
2,000,000	5.764	06/10/46	2,187,285
GS Mortgage Securities Trust Series 2007-GG10, Class A4
5,000,000	5.808	08/10/45	5,226,279
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
7,500,000	5.335	08/12/37	8,083,274
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP1, Class A4
2,000,000	5.038	03/15/46	2,139,419
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A4
3,000,000	5.434	02/12/39	3,222,617
Morgan Stanley Capital I Series 2006-HQ9, Class A4
2,769,000	5.731	07/12/44	3,012,047
Morgan Stanley Capital I Series 2006-IQ11, Class A4
5,000,000	5.730	10/15/42	5,552,191
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A4
2,250,000	5.737	05/15/43	2,434,873
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
3,000,000	5.737	05/15/43	3,230,291

			42,668,845

TOTAL COMMERCIAL MORTGAGE—BACKED SECURITIES			$68,032,244

Federal Agencies — 75.7%
Adjustable Rate FHLMC(a) — 0.3%
$258,959	2.625%	04/01/33	$270,535
111,071	2.568	09/01/33	115,983
51,122	2.507	10/01/34	53,119
91,110	2.653	11/01/34	95,095

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
Adjustable Rate FHLMC(a) — (continued)
$56,555	2.483%	02/01/35	$58,764
94,336	2.618	02/01/35	98,492
348,780	2.630	06/01/35	364,316
356,208	2.632	08/01/35	371,971

			1,428,275

Adjustable Rate FNMA(a) — 1.4%
9,690	3.003	07/01/22	10,013
24,551	2.913	07/01/27	25,554
49,201	2.913	11/01/27	51,203
8,192	2.913	01/01/31	8,567
9,573	2.913	06/01/32	10,012
32,884	3.003	08/01/32	34,302
1,336,277	2.126	05/01/33	1,380,287
77,392	3.003	05/01/33	80,897
34,743	2.029	06/01/33	35,680
407,951	2.750	06/01/33	427,266
27,656	2.613	07/01/33	28,894
392,038	2.963	08/01/33	408,428
3,387	2.908	09/01/33	3,569
1,413	2.324	12/01/33	1,472
213,929	2.541	12/01/33	224,069
8,963	2.692	04/01/34	9,386
486,271	2.949	08/01/34	513,426
111,115	2.689	11/01/34	116,589
169,347	2.534	02/01/35	176,572
2,436,517	2.691	02/01/35	2,543,457
274,553	2.740	03/01/35	287,086
103,144	2.811	04/01/35	108,598
154,417	2.792	05/01/35	162,565
20,951	2.913	11/01/35	21,809
117,079	2.913	12/01/37	121,915
51,775	2.913	01/01/38	53,922
48,110	2.913	11/01/40	50,310

			6,895,848

Adjustable Rate GNMA(a) — 0.6%
59,275	3.375	06/20/23	61,304
27,689	2.625	07/20/23	28,538
28,902	2.625	08/20/23	29,791
74,215	2.625	09/20/23	76,506
21,395	3.375	03/20/24	22,049
185,684	3.375	04/20/24	192,176
22,841	3.375	05/20/24	23,624
196,346	3.375	06/20/24	203,394
108,036	2.625	07/20/24	111,974
146,808	2.625	08/20/24	151,954
47,159	2.625	09/20/24	48,673
55,268	3.125	11/20/24	57,185
49,878	3.125	12/20/24	52,090
37,322	3.375	01/20/25	38,751
19,366	3.375	02/20/25	20,136
65,260	3.375	05/20/25	67,990
50,122	2.625	07/20/25	52,251
24,549	3.375	02/20/26	25,370
1,400	2.625	07/20/26	1,448
70,133	3.375	01/20/27	72,771
24,342	3.375	02/20/27	25,149
192,320	3.375	04/20/27	199,530
21,478	3.375	05/20/27	22,271
20,524	3.375	06/20/27	21,282
7,448	3.125	11/20/27	7,680
30,739	3.125	12/20/27	31,664
59,252	3.375	01/20/28	61,254

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$21,207	3.250%	02/20/28	$21,956
22,623	3.375	03/20/28	23,390
114,631	2.625	07/20/29	118,868
50,033	2.625	08/20/29	51,963
14,348	2.625	09/20/29	14,880
58,930	3.125	10/20/29	60,809
71,641	3.125	11/20/29	73,811
17,658	3.125	12/20/29	18,213
23,055	3.250	01/20/30	23,842
13,014	3.250	02/20/30	13,477
51,734	3.250	03/20/30	53,570
68,740	3.375	04/20/30	71,408
179,685	3.375	05/20/30	187,261
15,366	3.375	06/20/30	15,984
148,774	2.625	07/20/30	156,048
26,191	2.625	09/20/30	27,475
50,469	2.875	10/20/30	51,963
231,728	2.750	12/20/34	239,245

			2,930,968

FHLMC — 23.5%
18,972	6.000	12/01/14	20,135
1,651	7.000	04/01/15	1,735
21,128	6.000	03/01/16	22,942
1,630	5.000	09/01/16	1,734
18,583	5.000	11/01/16	19,776
1,254	5.000	12/01/16	1,334
65,243	5.000	01/01/17	69,525
110,902	5.000	02/01/17	118,329
89,671	5.000	03/01/17	95,674
158,911	5.000	04/01/17	169,552
3,770	5.000	05/01/17	4,023
4,776	5.000	08/01/17	5,096
441,657	5.000	09/01/17	471,235
491,767	5.000	10/01/17	524,697
285,839	5.000	11/01/17	304,978
293,075	5.000	12/01/17	312,701
350,700	5.000	01/01/18	374,486
836,552	5.000	02/01/18	893,852
822,027	5.000	03/01/18	878,401
685,736	5.000	04/01/18	732,738
76,008	4.500	05/01/18	80,221
478,565	5.000	05/01/18	511,417
119,882	5.000	06/01/18	128,166
112,651	5.000	07/01/18	120,582
65,011	5.000	08/01/18	69,461
42,777	5.000	09/01/18	45,709
161,252	5.000	10/01/18	172,277
168,237	5.000	11/01/18	179,722
106,334	5.000	12/01/18	113,620
87,056	5.000	01/01/19	93,028
13,053	5.000	02/01/19	13,955
21,612	5.000	03/01/19	23,105
363,819	4.000	04/01/19	378,084
456,075	5.500	04/01/20	491,488
1,766,372	4.500	08/01/23	1,858,404
139,698	7.000	04/01/31	156,540
1,825,737	7.000	09/01/31	2,045,997
619,298	7.000	04/01/32	691,657
1,659,012	7.000	05/01/32	1,852,854
761,429	6.000	05/01/33	834,866
44,095	5.500	12/01/33	47,242
705,995	5.000	12/01/35	742,425
658,892	5.500	01/01/36	707,227
1,749	5.500	02/01/36	1,878

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
FHLMC — (continued)
$26,562	5.000%	02/01/37	$28,028
14,179	6.000	04/01/37	15,547
4,011	6.000	07/01/37	4,397
177,313	6.000	09/01/37	194,634
339,329	5.500	02/01/38	361,513
67,932	6.000	07/01/38	74,706
1,863,327	5.500	10/01/38	1,984,379
1,009,943	5.500	12/01/38	1,075,555
186,152	6.000	12/01/38	204,716
93,989	6.000	01/01/39	103,467
230,006	5.500	02/01/39	244,948
3,546,035	4.500	05/01/39	3,657,680
7,429,112	4.500	09/01/39	7,660,792
2,107,944	4.500	10/01/39	2,174,312
3,712,796	5.500	01/01/40	3,954,000
1,000,000	3.000	TBA — 15yr(e)	978,438
29,000,000	4.000	TBA — 30yr(e)	28,787,030
17,000,000	4.500	TBA — 30yr(e)	17,423,672
8,000,000	5.000	TBA — 30yr(e)	8,390,625
24,000,000	5.500	TBA — 30yr(e)	25,573,126

			119,274,433

FNMA — 38.8%
2,489	5.500	04/01/16	2,684
3,324	5.500	08/01/16	3,585
41,522	5.500	11/01/16	44,782
64,616	5.000	12/01/16	68,386
33,225	5.500	12/01/16	35,832
46,501	5.500	01/01/17	50,150
11,281	5.000	02/01/17	11,949
91,218	5.000	04/01/17	96,633
31,082	5.000	05/01/17	33,241
3,388	5.500	05/01/17	3,659
127,616	5.000	06/01/17	135,259
16,821	5.500	07/01/17	18,164
2,338	5.500	09/01/17	2,525
239,463	5.000	11/01/17	256,277
1,096,470	5.000	12/01/17	1,173,458
1,252,591	5.000	01/01/18	1,341,139
34,037	5.500	01/01/18	36,756
688,921	5.000	02/01/18	738,344
25,735	5.500	02/01/18	27,791
3,108	6.000	02/01/18	3,390
1,619,080	5.000	03/01/18	1,732,416
2,179,930	5.000	04/01/18	2,336,319
45,065	5.500	04/01/18	48,694
268,282	5.000	05/01/18	287,528
9,817	5.500	05/01/18	10,606
34,949	6.000	05/01/18	38,121
1,905,481	5.000	06/01/18	2,038,679
104,245	5.000	07/01/18	111,723
2,203,472	4.000	08/01/18	2,297,864
46,616	5.000	09/01/18	49,829
41,478	5.000	10/01/18	44,453
278,968	5.000	11/01/18	298,981
194,027	6.000	11/01/18	211,579
220,161	7.000	11/01/18	242,590
323,684	4.000	12/01/18	337,550
1,928,406	4.500	12/01/18	2,041,427
364,791	6.000	12/01/18	397,794
300,148	6.000	01/01/19	327,302
6,922	5.500	02/01/19	7,486
30,867	5.500	04/01/19	33,383
92,947	6.000	04/01/19	101,365
162,691	4.000	05/01/19	169,446

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
FNMA — (continued)
$7,977	5.500%	05/01/19	$8,622
20,961	6.000	05/01/19	22,857
46,376	5.500	07/01/19	50,155
113,569	5.500	08/01/19	122,825
54,595	5.500	09/01/19	59,043
653,990	6.000	09/01/19	712,275
768,575	4.000	10/01/19	800,485
120,624	5.500	10/01/19	130,455
42,682	5.500	11/01/19	46,160
31,554	5.500	12/01/19	34,126
203,906	5.500	02/01/20	220,394
981,803	4.500	03/01/20	1,039,344
805,964	6.000	12/01/20	877,792
51,329	5.500	01/01/21	55,512
362,671	6.000	04/01/21	395,566
304,196	6.000	07/01/21	331,787
234,524	6.000	08/01/21	255,796
257,050	6.000	09/01/21	280,365
77,801	7.000	09/01/21	88,952
86,755	6.000	10/01/21	94,623
145,906	6.000	11/01/21	159,140
159,633	6.000	01/01/22	174,112
242,007	7.000	06/01/22	276,784
105,314	7.000	07/01/22	120,400
45,477	6.000	03/01/23	49,609
44,450	4.500	04/01/23	46,552
11,886	5.000	07/01/23	12,607
252,713	6.000	08/01/23	275,649
16,888	6.000	11/01/23	18,421
2,045	7.000	01/01/29	2,311
870	5.500	04/01/29	939
3,363	7.000	09/01/29	3,801
4,276	7.000	02/01/30	4,832
47,227	7.000	08/01/31	53,046
2,298	7.000	03/01/32	2,588
2,601	7.000	04/01/32	2,931
3,162	7.000	05/01/32	3,563
17,537	7.000	06/01/32	19,757
2,892	7.000	07/01/32	3,258
136,413	6.000	01/01/33	150,272
5,026	6.000	02/01/33	5,537
662,044	5.500	04/01/33	712,189
104,485	6.000	06/01/33	115,072
36,500	6.000	07/01/33	40,118
156,309	5.000	08/01/33	165,012
8,436	5.000	09/01/33	8,912
17,015	5.500	09/01/33	18,299
77,531	6.000	09/01/33	85,218
16,948	6.000	10/01/33	18,629
9,268	5.000	11/01/33	9,790
9,588	5.000	01/01/34	10,129
124,999	5.500	02/01/34	134,389
26,092	5.500	03/01/34	28,052
33,707	5.500	04/01/34	36,229
630	5.500	06/01/34	678
139,849	5.500	07/01/34	150,311
26,540	5.500	08/01/34	28,534
76,508	5.500	10/01/34	82,219
62,763	6.000	11/01/34	68,711
789,033	5.500	12/01/34	847,934
1,364,058	6.000	12/01/34	1,493,323
11,385	5.000	03/01/35	12,008
19,666	5.000	04/01/35	20,743
861,245	6.000	04/01/35	948,748
22,275	5.500	06/01/35	23,934

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
FNMA — (continued)
$160,689	5.000%	07/01/35	$169,418
45,369	5.500	07/01/35	48,756
70,882	5.000	08/01/35	74,763
37,536	5.500	08/01/35	40,339
127,833	5.000	09/01/35	134,834
28,712	5.500	09/01/35	30,855
41,949	5.000	10/01/35	44,246
445,517	6.000	10/01/35	485,997
39,357	5.000	11/01/35	41,513
13,114	5.500	12/01/35	14,093
11,803	6.000	12/01/35	12,900
632	5.500	02/01/36	681
28,905	5.500	04/01/36	31,148
16,663	6.000	04/01/36	18,210
89,617	6.000	05/01/36	97,621
23,222	5.000	07/01/36	24,493
1,571,692	6.000	09/01/36	1,727,265
379,127	6.000	11/01/36	412,990
681,350	6.000	12/01/36	748,259
635,055	6.000	01/01/37	694,643
24,067	5.500	02/01/37	25,868
80,898	5.500	04/01/37	87,028
6,270	5.500	05/01/37	6,736
291,416	5.000	06/01/37	307,535
2,425	5.500	06/01/37	2,605
127,206	6.000	06/01/37	138,173
34,229	5.500	07/01/37	36,774
22,130	6.000	07/01/37	24,037
9,289	5.500	08/01/37	9,979
459,923	6.000	08/01/37	499,575
318,790	6.000	09/01/37	346,274
948,420	6.000	10/01/37	1,030,186
384,177	6.500	10/01/37	431,179
1,066,112	6.000	11/01/37	1,158,024
999,078	5.500	12/01/37	1,068,600
829,158	6.000	12/01/37	900,642
2,156,013	5.500	01/01/38	2,306,031
160,252	6.000	01/01/38	174,068
2,502	5.500	02/01/38	2,687
893,819	5.500	03/01/38	955,891
61,099	6.000	03/01/38	66,347
135,216	5.500	04/01/38	145,438
4,169,549	5.500	05/01/38	4,459,409
1,312,462	5.500	06/01/38	1,403,409
564,694	5.500	07/01/38	603,856
9,917	5.500	08/01/38	10,655
36,302	6.000	08/01/38	39,414
6,291	5.500	09/01/38	6,760
159,007	6.000	10/01/38	172,665
3,163	5.500	12/01/38	3,401
1,901,662	5.000	01/01/39	2,006,253
1,491,877	6.500	01/01/39	1,679,369
42,820	5.500	02/01/39	46,130
133,004	4.000	07/01/39	132,511
69,091	4.500	07/01/39	71,366
29,125	4.500	08/01/39	30,084
320,182	5.500	08/01/39	342,855
93,962	4.500	09/01/39	97,056
733,976	4.500	10/01/39	758,146
1,800,407	5.500	10/01/39	1,925,113
473,020	4.500	11/01/39	488,597
28,969	4.500	12/01/39	29,923
61,932	4.500	01/01/40	63,971
342,737	5.000	06/01/40	360,603
21,953,703	4.000	07/01/40	21,872,247

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage—Backed Obligations — (continued)
FNMA — (continued)
$2,407,875	5.000%	07/01/40	$2,533,380
46,303	4.000	08/01/40	46,130
1,375,042	5.000	08/01/40	1,446,714
121,138	4.000	09/01/40	120,685
306,597	5.000	09/01/40	322,579
13,265,731	4.000	11/01/40	13,216,170
22,480,126	4.000	12/01/40	22,396,143
3,000,000	4.000	01/01/41	2,988,792
11,000,000	3.000	TBA — 15yr(e)	10,744,844
15,000,000	4.000	TBA — 30yr(e)	14,921,484
8,000,000	4.500	TBA — 30yr(e)	8,213,125
11,000,000	5.000	TBA — 30yr(e)	11,564,609
24,000,000	5.500	TBA — 30yr(e)	25,678,126
2,000,000	6.000	TBA — 30yr(e)	2,173,438

			196,868,276

GNMA — 11.1%
316,476	5.500	07/15/20	343,145
400,000	3.950	07/15/25	401,908
15,368	6.000	03/15/26	16,998
22,065	6.000	04/15/26	24,404
973,693	5.500	01/15/39	1,052,589
1,918,836	6.000	01/15/39	2,117,825
918,279	4.500	05/15/39	961,574
1,961,917	4.500	06/15/39	2,054,418
929,666	4.500	07/15/39	973,499
94,790	4.500	10/15/39	99,259
18,000,000	3.500	TBA — 30yr(e)	17,325,000
5,000,000	4.500	TBA — 30yr(e)	5,176,953
24,000,000	5.000	TBA — 30yr(e)	25,516,093

			56,063,665

TOTAL FEDERAL AGENCIES			$383,461,465

TOTAL MORTGAGE—BACKED OBLIGATIONS			$479,913,453

Agency Debentures — 0.8%
FHLB
$1,700,000	5.625%	03/14/36	$1,881,131
Tennessee Valley Authority(f)
1,900,000	5.375	04/01/56	2,041,278

TOTAL AGENCY DEBENTURES			$3,922,409

Asset—Backed Securities — 4.3%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
$570,000	1.511%	10/25/37	$409,393
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
1,100,000	1.711	10/25/37	599,021
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
21,752	0.520	10/15/28	19,918
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
109,616	0.520	06/15/29	94,798
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
54,930	0.480	12/15/29	29,948
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
547,360	0.550	02/15/34	302,200
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
56,124	0.550	12/15/33	34,833
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
211,511	0.540	02/15/34	96,193
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
342,426	0.500	04/15/35	186,070

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset—Backed Securities — (continued)
Home Equity — (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$401,146	7.000%	09/25/37	$293,469
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
504,625	7.000	09/25/37	352,904
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
206,495	0.741	03/25/34	128,633

			2,547,380

Student Loan(a) — 3.8%
Access Group, Inc. Series 2005-2, Class A1
318,447	0.384	08/22/17	318,012
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,847,385	0.413	09/25/23	1,831,365
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
2,200,000	1.185	05/25/29	2,194,500
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
3,688,403	0.463	06/27/22	3,655,944
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
1,908,750	0.383	12/26/18	1,892,736
College Loan Corp. Trust Series 2004-1, Class A3
1,469,976	0.448	04/25/21	1,468,492
Education Funding Capital Trust I Series 2004-1, Class A2
758,893	0.462	12/15/22	750,309
Educational Services of America, Inc. Series 2010-1, Class A1(d)
215,192	1.138	07/25/23	215,359
Goal Capital Funding Trust Series 2010-1, Class A(d)
773,669	0.984	08/25/48	758,475
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
584,479	1.242	02/25/42	579,170
Nelnet Student Loan Trust Series 2010-3A, Class A(d)
788,524	1.068	07/27/48	786,817
Northstar Education Finance, Inc. Series 2004-1, Class A4
2,000,000	0.478	04/29/19	1,981,433
Northstar Education Finance, Inc. Series 2005-1, Class A1
279,182	0.388	10/28/26	275,687
SLM Student Loan Trust Series 2003-10A, Class A1D(c)(d)
450,000	0.000	12/15/16	449,999
SLM Student Loan Trust Series 2003-10A, Class A1E(c)(d)
450,000	0.000	12/15/16	449,999
South Carolina Student Loan Corp. Series 2005, Class A2
1,500,000	0.416	12/01/20	1,444,188
US Education Loan Trust LLC Series 2006-1, Class A2(d)
310,445	0.426	03/01/25	305,100

			19,357,585

TOTAL ASSET-BACKED SECURITIES			$21,904,965

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$505,740,827

Short-term Investment(g) — 36.3%
Repurchase Agreement — 36.3%
Joint Repurchase Agreement Account II
$184,200,000	0.247%	01/03/11	$184,200,000
Maturity Value: $184,203,791

TOTAL INVESTMENTS — 136.1%			$689,940,827

LIABILITIES IN EXCESS OF OTHER ASSETS — (36.1)%			(182,993,070)

NET ASSETS — 100.0%			$506,947,757

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $4,776,964, which represents approximately 0.9% of net assets as of December 31, 2010.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $202,466,563 which represents approximately 39.9% of net assets as of December 31, 2010.

(f) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g) Joint repurchase agreement was entered into on December 31, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At December 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

2 Year U.S. Treasury Notes	48	March 2011	$10,507,500	$(15,853)
5 Year U.S. Treasury Notes	(231)	March 2011	(27,193,031)	46,818
10 Year U.S. Treasury Notes	199	March 2011	23,967,063	77,779
30 Year U.S. Treasury Bonds	33	March 2011	4,030,125	22,633
Ultra Long U.S. Treasury Bond	(67)	March 2011	(8,515,281)	67,783

TOTAL				$199,160

SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$12,800	11/05/14	3 month LIBOR	1.626%	$233,623	$—	$233,623
	10,900	11/23/14	3 month LIBOR	2.116	107,220	—	107,220
	10,700	11/05/17	2.755%	3 month LIBOR	(415,491)	—	(415,491)
	9,700	11/23/19	3.587	3 month LIBOR	(228,522)	—	(228,522)
	2,900	11/05/22	3 month LIBOR	3.575	160,354	—	160,354
	3,500	11/23/27	3 month LIBOR	4.206	103,362	—	103,362
Credit Suisse First Boston Corp.	1,300	06/15/41	3 month LIBOR	3.750	105,171	1,277	103,894
Deutsche Bank Securities, Inc.	26,000	11/02/14	3 month LIBOR	1.645	462,075	—	462,075
	21,700	11/02/17	2.750	3 month LIBOR	(840,927)	—	(840,927)
	19,700	06/15/21	3 month LIBOR	2.750	1,451,600	1,633,159	(181,559)
	6,000	11/02/22	3 month LIBOR	3.545	344,756	—	344,756
	1,200	06/15/41	3.750	3 month LIBOR	(97,081)	(69,428)	(27,653)
	2,700	06/15/41	3 month LIBOR	3.750	218,433	26,786	191,647
JPMorgan Securities, Inc.	1,500	06/15/41	3.750	3 month LIBOR	(121,352)	(85,286)	(36,066)

TOTAL					$1,483,221	$1,506,508	$(23,287)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2010.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
WRITTEN INTEREST RATE SWAPTIONS — At December 31, 2010, the Fund had outstanding written options as follows:

		Notional
		Amount	Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)	Date	Price	Value	Received	Gain (Loss)

Deutsche Bank AG	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	$16,600	06/20/11	3.670%	$(507,781)	$(478,080)	$(29,701)
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate of 3.670% versus the 3 month LIBOR maturing on June 22, 2021	16,600	06/20/11	3.670%	(430,790)	(478,080)	47,290

TOTAL					$(938,571)	$(956,160)	$17,589

WRITTEN OPTIONS — For the period ended December 31, 2010, the Fund had the following written option activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2010	$—	$—

Contracts Written	33,200	(956,160)

Contracts Outstanding December 31, 2010	$33,200	$(956,160)

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$687,581,743

Gross unrealized gain	8,234,708
Gross unrealized loss	(5,875,624)

Net unrealized security gain	$2,359,084

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of December 31, 2010:

Emerging Markets Debt	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$464,440,870	$—
Corporate Obligations	—	136,188,518	—
Structured Notes	—	11,349,366	—
Short-term Investments	—	7,100,000	—
Derivatives	318,793	2,076,724	—

Total	$318,793	$621,155,478	$—

Liabilities
Derivatives	$(2,378,624)	$(4,061,670)	$—

High Yield	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$5,505,835,163	$—
Senior Term Loans	—	20,508,337	—
Common Stock and/or Other Equity Investments	64,270,803	16,974,874	—
Short-term Investments	—	314,300,000	—
Derivatives	—	433,891	—

Total	$64,270,803	$5,858,052,265	$—

Liabilities
Derivatives	$—	$(15,044,258)	$—

Investment Grade Credit	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$556,687,607	$—
Mortgage-Backed Obligations	—	18,180,947	—
Foreign Debt Obligations	—	19,874,161	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	7,569,547	467,170	—
Municipal Debt Obligations	—	27,451,789	—
Common Stock and/or Other Equity Investments	—	1,674,209	—
Short-term Investments	—	4,500,000	—
Derivatives	11,621	3,485,605	—

Total	$7,581,168	$632,321,488	$—

Liabilities
Derivatives	$(1,386,325)	$(5,223,968)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Local Emerging Markets Debt	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,231,793,970	$—
Structured Notes	—	108,372,844	—
Corporate Obligations	—	45,879,095	1,277,507
Short-term Investments	—	551,400,000	—
Derivatives	—	38,991,012	—

Total	$—	$1,976,436,921	$1,277,507

Liabilities
Derivatives	$—	$(31,136,996)	$—

The following is a reconciliation of Level 3 investments for the period ended December 31, 2010:

Fixed Income —
Corporate
Obligations

Beginning Balance as of April 1, 2010	$1,598,582
Realized gain (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	3,110
Purchases	—
Sales	—
Transfers into Level 3	1,274,397
Transfers out of Level 3	(1,598,582)

Ending Balance as of December 31, 2010	$1,277,507

U.S. Mortgages	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$479,913,453	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	—	3,922,409	—
Asset-Backed Securities	—	21,904,965	—
Short-term Investments	—	184,200,000	—
Derivatives	215,013	3,186,594	—

Total	$215,013	$693,127,421	$—

Liabilities
Derivatives	$(15,853)	$(2,641,944)	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price or a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — The Funds may write and/or purchase call and put options on futures, swaps (“swaptions”), currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked to market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts —The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
      Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     A total return swap is an agreement that gives the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Funds may also be required to pay the dollar value of that decline to the counterparty.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following tables set forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of December 31, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Emerging Markets Debt

Risk	Assets	Liabilities

Interest rate	$1,100,505	$(4,256,149	)(a)

Currency	1,295,012	(2,184,145)

Total	$2,395,517	$(6,440,294)

High Yield

Risk	Assets	Liabilities

Currency	$433,891	$(15,044,258)

Investment Grade Credit

Risk	Assets	Liabilities

Interest rate	$2,842,344	$(6,113,246	)(a)

Credit	612,097	(188,558	)(a)

Currency	42,785	(308,489)

Total	$3,497,226	$(6,610,293)

Local Emerging Markets Debt

Risk	Assets	Liabilities

Interest rate	$11,927,144	$(3,623,941	)(a)

Currency	27,063,868	(27,513,055)

Total	$38,991,012	$(31,136,996)

U.S. Mortgages

Risk	Assets	Liabilities

Interest rate	$3,401,607	$(2,657,797	)(a)

(a) Aggregate of amounts include $1,877,525, $2,970,489, $3,623,941 and $1,703,373 for Emerging Markets Debt, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Mortgage-Backed and Asset-Backed Securities — Certain Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — Certain Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Emerging Markets Debt	$7,100,000

High Yield	314,300,000

Investment Grade Credit	4,500,000

Local Emerging Markets Debt	551,400,000

U.S. Mortgages	184,200,000

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$1,500,000,000	0.25%	01/03/11	$1,500,031,250

BNP Paribas Securities Co.	2,000,000,000	0.15	01/03/11	2,000,025,000

BNP Paribas Securities Co.	800,000,000	0.18	01/03/11	800,012,000

Citibank N.A.	250,000,000	0.31	01/03/11	250,006,458

Citigroup Global Markets, Inc.	1,250,000,000	0.31	01/03/11	1,250,032,291

Credit Suisse Securities (USA) LLC	500,000,000	0.15	01/03/11	500,006,250

Credit Suisse Securities (USA) LLC	525,000,000	0.20	01/03/11	525,008,750

Deutsche Bank Securities, Inc.	1,090,000,000	0.28	01/03/11	1,090,025,433

JPMorgan Securities	750,000,000	0.20	01/03/11	750,012,500

JPMorgan Securities	490,000,000	0.30	01/03/11	490,012,250

Merrill Lynch & Co., Inc.	1,700,000,000	0.25	01/03/11	1,700,035,417

RBS Securities, Inc.	750,000,000	0.20	01/03/11	750,012,500

RBS Securities, Inc.	1,250,000,000	0.40	01/03/11	1,250,041,667

UBS Securities LLC	305,000,000	0.30	01/03/11	305,007,625

Wells Fargo Securities LLC	4,250,000,000	0.25	01/03/11	4,250,088,542

TOTAL				$17,410,357,933

At December 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.50 to 7.35%	10/17/12 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.00	12/16/15

Federal Home Loan Bank	1.375 to 8.290	06/08/12 to 03/14/36

Federal Home Loan Mortgage Corp.	0.00 to 8.00	01/07/11 to 05/01/48

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.00	01/15/12 to 01/15/28

Federal National Mortgage Association	0.00 to 10.35	02/01/11 to 12/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.00	11/15/12 to 01/15/30

Federal National Mortgage Association Principal-Only Stripped Security	0.00	03/23/28

Government National Mortgage Association	4.00 to 6.00	11/15/24 to 11/15/40

U.S. Treasury Interest-Only Stripped Securities	0.00	01/31/11 to 08/15/14

U.S. Treasury Notes	0.625 to 11.250	04/30/11 to 08/15/20

The aggregate market value of the collateral, including accrued interest, was $17,773,671,159.
Senior Term Loans — The High Yield Fund may invest in Senior Term Loans, which are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), and contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors. These floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Term

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2011

* Print the name and title of each signing officer under his or her signature.